                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MUNICIPAL BONDS AND NOTES--102.9%
ALABAMA--1.6%
$  2,430,000   AL HFA (South Bay Apartments)(1)                               5.950%   02/01/2033    02/01/2013(A) $      2,483,946
     145,000   Bayou La Batre, AL Utilities Board (Water &
               Sewer)(1)                                                      5.750    03/01/2027    02/19/2023(B)          144,993
      30,000   Bessemer, AL Medical Clinic Board (Bessemer
               Carraway Medical Center)(1)                                    5.625    05/15/2017    05/15/2010(A)           30,016
   2,840,000   Bessemer, AL Medical Clinic Board (Bessemer
               Carraway Medical Center)(1)                                    6.750    04/01/2011    06/14/2010(A)        2,848,435
   4,900,000   Bessemer, AL Medical Clinic Board (Bessemer
               Carraway Medical Center)(1)                                    7.250    04/01/2015    06/14/2010(A)        4,911,809
      65,000   Birmingham, AL Private Educational Building
               Authority (Birmingham-Southern College)(1)                     6.000    12/01/2021    02/01/2021(B)           58,825
      50,000   Birmingham, AL Special Care Facilities
               (Children's Hospital of Alabama)(1)                            5.375    06/01/2017    06/01/2010(A)           50,047
   2,000,000   Courtland, AL Industrial Devel. Board
               (International Paper Company)(1)                               5.000    11/01/2013    11/01/2013           2,023,920
       5,000   Huntsville, AL Industrial Devel. Board (Coltec
               Industries)(2,3)                                               9.875    10/01/2010    10/01/2010               4,250
   1,630,000   Jefferson County, AL Sewer(1)                                  5.250    02/01/2011    02/01/2010(B)        1,582,078
   1,445,000   Jefferson County, AL Sewer(1)                                  5.250    02/01/2015    02/01/2015           1,356,422
     100,000   Jefferson County, AL Sewer                                     5.375    02/01/2027    05/22/2025(B)           36,054
     290,000   Jefferson County, AL Sewer(1)                                  5.625    02/01/2022    03/18/20219B)          104,728
   1,600,000   Lauderdale County & Florence, AL Health Care
               Authority (Coffee Health Group)(1)                             5.750    07/01/2013    07/01/20119A)        1,616,880
      45,000   Mobile, AL Industrial Devel. Board
               (International Paper Company)(1)                               6.700    03/01/2024    03/01/2011(A)           45,485
      50,000   Mobile, AL Limited Obligation Tax(1)                           5.500    02/15/2023    02/15/2014(A)           51,689
   3,950,000   Morgan County-Decatur, AL Health Care Authority
               (Decatur General Hospital)(1)                                  6.250    03/01/2013    09/01/2010(A)        3,955,254
  15,756,000   Morgan County-Decatur, AL Health Care Authority
               (Decatur General Hospital)(1)                                  6.375    03/01/2024    03/01/2010(A)       15,762,460
      60,000   Tuskegee, AL Utilities Board(1)                                5.500    02/01/2016    02/01/2010(A)           60,067
      80,000   Tuskegee, AL Utilities Board(1)                                5.500    02/01/2022    09/29/2019(A)           80,018
                                                                                                                   ----------------
                                                                                                                         37,207,376
                                                                                                                   ----------------
ALASKA--0.3%
      25,000   AK HFC (Veterans Mtg.)(1)                                      5.200    12/01/2014    06/01/2012(A)           25,951
      25,000   AK HFC, Series A-1(1)                                          6.000    06/01/2015    06/01/2010(A)           25,057
      15,000   AK HFC, Series A-2(1)                                          5.900    06/01/2014    06/01/2010(A)           15,569
   2,690,000   AK HFC, Series A-2(1)                                          6.200    12/01/2021    06/01/2010(A)        2,766,477


                   1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
ALASKA CONTINUED
$     10,000   AK Industrial Devel. & Export Authority (Lake
               Dorothy Hydroelectric)(1)                                      5.250%   12/01/2021    01/07/2020(B) $          9,506
     500,000   AK Industrial Devel. & Export Authority
               (Snettisham)(1)                                                5.500    01/01/2017(4) 01/01/2011(A)          502,360
      35,000   AK International Airports, Series C(1)                         6.100    10/01/2017(4) 06/14/2010(A)           35,046
   4,135,000   AK Northern Tobacco Securitization Corp.
               (TASC)(1)                                                      4.625    06/01/2023    06/20/2012(B)        4,043,865
      10,000   AK Northern Tobacco Securitization Corp.
               (TASC)(1)                                                      6.200    06/01/2022    06/01/2010(C)           10,202
      25,000   Anchorage, AK Water(1)                                         6.000    09/01/2024    09/01/2010(A)           25,305
                                                                                                                   ----------------
                                                                                                                          7,459,338
                                                                                                                   ----------------
 ARIZONA--3.3%
  36,075,000   AZ Health Facilities Authority (Banner Health
               System)(5)                                                     6.000    01/01/2030    01/01/2013(A)       36,978,588
   1,375,000   Goodyear, AZ IDA Water and Sewer (Litchfield
               Park Service Company)(1)                                       6.750    10/01/2031    05/07/2028(B)        1,245,296
   1,805,000   Hassayampa, AZ Community Facilities District
               (Hassayampa Village Community)(1)                              7.750    07/01/2021    04/01/2013(C)        1,827,617
   1,365,000   Litchfield Park, AZ Community Facility
               District(1)                                                    6.375    07/15/2026    12/10/2022(B)        1,226,726
   1,500,000   Maricopa County, AZ IDA (Christian Care Mesa II)               6.000    01/01/2014    07/01/2011(B)        1,456,035
      50,000   Maricopa County, AZ IDA (Villas de Merced
               Apartments)(1)                                                 5.450    12/20/2027    10/01/2010(A)           50,017
   1,380,000   Maricopa County, AZ IDA (Waste Management/Waste
               Management of AZ Obligated Group)(1)                           7.000    12/01/2031    12/01/2010(D)        1,417,081
      15,000   Maricopa County, AZ IDA (Whispering Palms
               Apartments)(1)                                                 5.600    07/01/2013    07/01/2013              14,629
  17,135,000   Maricopa County, AZ IDA Health Facilities
               (Catholic Healthcare West)(1)                                  6.000    07/01/2021    01/01/2010(A)       17,147,680
      50,000   Maricopa County, AZ Pollution Control Corp.
               (Public Service Company of New Mexico)(1)                      6.300    12/01/2026    12/01/2026              49,996
   5,000,000   Mohave County, AZ IDA (Mohave Prison)(1)                       6.750    05/01/2012    11/06/2011(C)        5,127,150
   3,530,000   Mohave County, AZ IDA (Mohave Prison)(1)                       7.000    05/01/2013    05/01/2013           3,869,621
   1,360,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)                     5.500    11/01/2017    11/01/2017           1,119,402
      50,000   Pima County, AZ IDA (International Studies
               Academy)(1)                                                    6.750    07/01/2031    07/01/2031              45,804
     465,000   Pima County, AZ IDA (Tucson Electric Power
               Company)(3)                                                    7.250    07/15/2010    01/15/2010A            467,623


                   2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
ARIZONA CONTINUED
$      5,000   Scottsdale, AZ IDA (Scottsdale Memorial
               Hospitals)(1)                                                  5.500%   09/01/2012    04/28/2010(C) $          5,383
     465,000   Tucson & Pima Counties, AZ IDA (Single Family
               Mtg.)(1)                                                       6.350    01/01/2034    01/01/2010(C)          478,764
     535,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)                   5.250    07/01/2038    01/01/2013(B)          516,532
   1,750,000   Verrado, AZ Community Facilities District No. 1(1)             6.500    07/15/2027    07/03/2023(B)        1,579,165
                                                                                                                   ----------------
                                                                                                                         74,623,109
                                                                                                                   ----------------
ARKANSAS--0.3%
     465,000   AR Devel. Finance Authority (Madison Industrial
               Devel./Community Living Obligated Group)(1)                    5.800    12/01/2020    06/01/2010(A)          465,391
     305,000   AR Devel. Finance Authority (Single Family
               Mtg.)(1)                                                       5.300    07/01/2024    07/01/2012(A)          313,372
   2,875,000   AR Devel. Finance Authority (Single Family
               Mtg.)(1)                                                       6.250    07/01/2031    07/01/2010(A)        2,994,945
   2,535,000   AR Devel. Finance Authority (Single Family
               Mtg.)(1)                                                       6.250    01/01/2032    07/01/2010(A)        2,640,760
      95,000   North Little Rock, AR Health Facilities Board
               (Baptist Health)(1)                                            5.600    07/01/2017    07/01/2011(A)           96,057
      50,000   Pope County, AR Pollution Control (Arkansas
               Power& Light Company)(1)                                       6.100    12/01/2016    06/01/2010(A)           50,232
      40,000   Pope County, AR Pollution Control (Arkansas
               Power& Light Company)(3)                                       6.300    12/01/2016    06/01/2010(A)           40,192
      45,000   Pope County, AR Pollution Control (Arkansas
               Power& Light Company)(1)                                       6.300    12/01/2016    12/01/2016              43,198
      25,000   Pope County, AR Pollution Control (Arkansas
               Power& Light Company)(1)                                       6.300    11/01/2020    06/14/2010(A)           25,007
     875,000   Warren, AR Solid Waste Disposal (Potlatch Corp.)(1)            7.500    08/01/2013    08/01/2013             869,146
                                                                                                                   ----------------
                                                                                                                          7,538,300
                                                                                                                   ----------------
CALIFORNIA--5.7%
   4,180,000   Antioch, CA Public Financing Authority(1)                      5.625    01/01/2022    01/01/2011(A)        4,297,751
   6,750,000   CA ABAG Finance Authority for NonProfit
               Corporations (San Diego Hospital Assoc.)(1)                    6.125    08/15/2020    02/15/2012(A)        6,897,488
   7,440,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                      0.000(6) 06/01/2021    03/15/2014(B)        6,232,711
   5,500,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                      0.000(6) 06/01/2028    09/14/2018(B)        4,275,480
   3,095,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                      0.000(6) 06/01/2036    11/23/2021(B)        2,240,718
   3,000,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                                      0.000(6) 06/01/2041    05/22/2022(B)        2,125,800


                   3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
CALIFORNIA CONTINUED
$    400,000   CA County Tobacco Securitization Agency (TASC)(1)              5.000%   06/01/2026    06/01/2015(B) $        337,824
   3,050,000   CA County Tobacco Securitization Agency (TASC)(1)              5.500    06/01/2033    04/24/2013(B)        2,576,000
   5,080,000   CA County Tobacco Securitization Agency (TASC)(1)              5.750    06/01/2029    12/01/2012(B)        4,624,781
   2,770,000   CA County Tobacco Securitization Agency (TASC)(1)              5.875    06/01/2027    12/25/2013(C)        2,756,399
   2,505,000   CA County Tobacco Securitization Agency (TASC)(1)              5.875    06/01/2043    08/27/2019(B)        1,958,634
   5,520,000   CA County Tobacco Securitization Agency (TASC)(1)              6.000    06/01/2029    08/24/2012(B)        5,025,408
     135,000   CA County Tobacco Securitization Agency (TASC)(1)              6.000    06/01/2042    06/26/2020(B)          107,758
  29,000,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)         0.000(6) 06/01/2037    05/22/2022(B)       18,088,460
   5,645,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)         4.500    06/01/2027    09/28/2013(B)        5,099,524
     475,000   CA Health Facilities Financing Authority
               (Pomona Valley Hospital Medical Center)(1)                     5.750    07/01/2015    07/01/2010(A)          475,442
      50,000   CA HFA (Home Mtg.)(1)                                          5.450    08/01/2033    02/01/2018(A)           49,998
   2,000,000   CA Hi-Desert Memorial Health Care District(1)                  5.500    10/01/2019    04/25/2018(B)        1,906,920
   1,000,000   CA Pollution Control Financing Authority (Waste
               Management of CA/USA Waste of CA Obligated Group)(1)           6.750    12/01/2027    12/01/2010(D)        1,037,230
   1,500,000   CA Public Works (Dept. of General Services)(1)                 6.125    04/01/2028    04/01/2019(A)        1,540,845
   2,145,000   CA Statewide CDA (Fairfield Apartments)(1)                     6.500    01/01/2016    12/22/2011(B)        1,977,733
     305,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)(1)                                           5.625    05/01/2029    07/08/2013(B)          297,778
   8,000,000   CA Veterans GO, Series BZ(1)                                   5.350    12/01/2021    06/30/2020(B)        7,996,080
     220,000   Carson, CA Public Financing Authority
               (Remediation)(1)                                               6.500    10/01/2036    10/01/2019(A)          233,339
   4,540,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)(1)                                            4.625    06/01/2021    06/23/2013(B)        3,872,257
  52,500,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)                                               6.900(7) 06/01/2036    07/06/2023(B)        4,792,725
   8,150,000   Los Angeles, CA Regional Airports Improvement
               Corp. (American Airlines)(1)                                   7.000    12/01/2012    07/02/2011(B)        8,023,431
      75,000   Los Angeles, CA Regional Airports Improvement
               Corp. (Delta-Continental Airlines)(1)                          9.250    08/01/2024    08/01/2010(A)           75,080


                   4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
CALIFORNIA CONTINUED
$ 11,925,000   Northern CA Tobacco Securitization Authority (TASC)(1)         4.750%   06/01/2023    01/01/2013(B) $     10,869,876
     500,000   Port of Oakland, CA(1)                                         5.750    11/01/2013    05/01/2010(A)          504,730
   3,275,000   Port of Oakland, CA(1)                                         5.750    11/01/2016    05/01/2010(A)        3,290,622
   1,455,000   Port of Oakland, CA(1)                                         5.750    11/01/2020    05/01/2010(A)        1,457,474
     940,000   Port of Oakland, CA(1)                                         5.750    11/01/2022    05/01/2010(A)          940,771
     500,000   Riverside County, CA Public Financing Authority COP(1)         5.750    05/15/2019    05/04/2015(B)          488,475
     425,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)(1)                               6.125    01/01/2027    06/14/2010(A)          425,327
   1,995,000   San Marcos, CA Special Tax(1)                                  5.900    09/01/2028    05/02/2026(B)        1,760,508
   6,500,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
               Enterprise(1)                                                  6.125    03/01/2013    04/06/2011(B)        6,324,045
   5,065,000   Southern CA Tobacco Securitization Authority(1)                4.750    06/01/2025    03/31/2013(B)        4,513,371
                                                                                                                   ----------------
                                                                                                                        129,498,793
                                                                                                                   ----------------
COLORADO--0.8%
      15,000   Boulder County, CO Multifamily Hsg. (Legacy
               Apartments)(1)                                                 6.000    11/20/2015    10/01/2010(A)           15,023
      50,000   Boulder County, CO Multifamily Hsg. (Legacy
               Apartments)(1)                                                 6.100    11/20/2025    10/01/2010(A)           50,055
       5,000   CO Hsg. & Finance Authority (Multifamily)(1)                   5.700    10/01/2021    10/01/2010(A)            5,005
      50,000   CO Hsg. & Finance Authority (Multifamily)(3)                   5.900    10/01/2038    10/01/2010(A)           50,018
     655,000   CO Hsg. & Finance Authority (Single Family)                    5.483(7) 11/01/2029    04/01/2010(B)          214,440
     500,000   CO Hsg. & Finance Authority (Single Family)(1)                 5.900    08/01/2023    11/01/2012(C)          507,260
      10,000   CO Hsg. & Finance Authority (Single Family)(1)                 6.050    10/01/2016    02/01/2010(C)           10,600
     230,000   CO Hsg. & Finance Authority (Single Family)(1)                 6.450    04/01/2030    04/01/2016(A)          235,541
     985,000   CO Hsg. & Finance Authority (Single Family)(1)                 6.800    04/01/2030    03/24/2010(C)        1,011,428
     905,000   CO Hsg. & Finance Authority (Single Family)(1)                 6.900    04/01/2029    04/01/2010(A)          976,251
      40,000   CO Hsg. & Finance Authority (Single Family)(1)                 7.250    10/01/2031    10/01/2012(C)           41,151
      25,000   CO Hsg. & Finance Authority (Single Family)(1)                 7.450    10/01/2016    05/03/2011(C)           25,997
     335,000   CO Hsg. & Finance Authority (Single Family)(1)                 7.500    04/01/2031    02/27/2010(C)          359,060
     125,000   CO Hsg. & Finance Authority, Series C-2(1)                     6.875    11/01/2028    09/01/2010(C)          126,933


                   5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
COLORADO CONTINUED
$    255,000   CO Hsg. & Finance Authority,                                   6.350%    11/01/2029   02/01/2010(C) $        264,830
               Series D-2(1)
   1,950,000   Colorado Springs, CO Hospital (Memorial Health
               System)(1)                                                     5.750     12/15/2024   12/15/2014(A)        2,017,763
      25,000   Denver, CO City & County Airport(1)                            6.125     11/15/2025   06/14/2010(A)           25,065
   2,000,000   Denver, CO City & County Airport, Series A(1)                  6.000     11/15/2014   11/15/2010(A)        2,063,900
   3,000,000   Denver, CO City & County Airport, Series A(1)                  6.000     11/15/2015   11/15/2010(A)        3,095,850
   3,000,000   Denver, CO City & County Airport, Series A(1)                  6.000     11/15/2016   11/15/2010(A)        3,095,850
   2,000,000   Denver, CO City & County Airport, Series A(1)                  6.000     11/15/2018   11/15/2010(A)        2,058,620
     500,000   Denver, CO City & County Multifamily Hsg.
               (National Boston Lofts Associates)(1)                          5.750     10/01/2027   01/08/2022(B)          479,565
     420,000   Eagle County, CO Airport Terminal Corp.(1)                     5.050     05/01/2015   10/22/2012(B)          368,500
      70,000   Interlocken, CO Metroplitan District(1)                        5.750     12/15/2011   06/15/2010(A)           70,818
                                                                                                                   ----------------
                                                                                                                         17,169,523
                                                                                                                   ----------------
CONNECTICUT--0.5%
      30,000   CT Airport (Bradley International Airport)(1)                  5.125     10/01/2026   04/24/2025(B)           29,781
      10,000   CT Airport (Bradley International Airport)(1)                  5.125     10/01/2031   11/07/2029(B)            9,725
     435,000   CT Devel. Authority (Bridgeport Hydraulic
               Company)(1)                                                    6.150     04/01/2035   04/01/2011(A)          435,931
     135,000   CT Devel. Authority (Bridgeport Hydraulic
               Company)(1)                                                    6.150     04/01/2035   04/01/2011(A)          135,289
      40,000   CT Devel. Authority (Church Homes)(3)                          5.700     04/01/2012   06/14/2010(A)           40,042
   2,000,000   CT Devel. Authority Airport Facility
               (Learjet)(1)                                                   7.950     04/01/2026   10/01/2014(A)        2,124,620
   6,500,000   CT Devel. Authority Pollution Control
               (Connecticut Light & Power Company)(1)                         5.950     09/01/2028   09/01/2028           6,507,410
      30,000   CT GO(3)                                                       5.650     03/15/2012   06/14/2010(A)           30,127
     125,000   CT H&EFA (Bridgeport Hospital)(1)                              5.375     07/01/2019   01/23/2018(A)          125,034
      55,000   CT H&EFA (Bridgeport Hospital)(1)                              6.625     07/01/2018   01/01/2010(A)           55,216
     630,000   CT H&EFA (Bridgeport Hospital/Bridgeport
               Hospital Foundation Obligated Group)(1)                        6.500     07/01/2012   01/01/2010(A)          631,588
      30,000   CT H&EFA (Catholic Health East)(1)                             5.750     11/15/2029   11/15/2011(A)           30,251
     185,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)                     5.375     07/01/2026   01/01/2010(A)          185,117
      10,000   CT H&EFA (New Horizons)(1)                                     5.875     11/01/2012   06/14/2010(A)           10,033


                  6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
CONNECTICUT CONTINUED
$     10,000   CT HFA(1)                                                      5.125%    05/15/2021   05/15/2010(A) $         10,009
      30,000   CT HFA(3)                                                      5.200     11/15/2020   11/15/2010(A)           30,011
      10,000   CT HFA(1)                                                      5.375     11/15/2018   05/15/2010(A)           10,028
     130,000   CT HFA, Series C(1)                                            5.500     11/15/2035   05/15/2010(A)          130,073
     100,000   CT Special Obligation Parking (Bradley
               International Airport Parking Company)(1)                      6.500     07/01/2018   03/09/2016(B)           94,372
     195,000   Eastern CT Res Rec (Wheelabrator Lisbon)(1)                    5.500     01/01/2014   10/26/2011(A)          195,226
      50,000   Eastern CT Res Rec (Wheelabrator Lisbon)(1)                    5.500     01/01/2020   03/07/2018(B)           49,754
                                                                                                                   ----------------
                                                                                                                         10,869,637
                                                                                                                   ----------------
DELAWARE--0.1%
     930,000   DE EDA (United Waterworks)(1)                                  6.200     06/01/2025   06/01/2010(A)          933,348
     270,000   DE Hsg. Authority (Multifamily Mtg.)(1)                        6.950     07/01/2014   02/01/2010(C)          290,782
      15,000   DE Hsg. Authority (Multifamily Mtg.)(1)                        7.375     01/01/2015   09/11/2011(B)           14,810
       5,000   DE Hsg. Authority (Single Family Mtg.)(1)                      5.450     01/01/2032   07/01/2010(A)            5,127
                                                                                                                   ----------------
                                                                                                                          1,244,067
                                                                                                                   ----------------
DISTRICT OF COLUMBIA--1.3%
     200,000   District of Columbia (James F. Oyster
               Elementary School)(1)                                          6.450     11/01/2034   11/16/2033(B)          156,316
      20,000   District of Columbia HFA (Single Family),
               Series A(1)                                                    6.850     06/01/2031   01/01/2010(C)           20,249
      10,000   District of Columbia HFA (Single Family),
               Series B(1)                                                    5.850     12/01/2018   06/01/2010(A)           10,409
      20,000   District of Columbia HFA (Single Family),
               Series B(1)                                                    5.900     12/01/2028   01/01/2015(C)           20,253
  10,440,000   District of Columbia Tobacco Settlement
               Financing Corp.(1)                                             6.250     05/15/2024   11/01/2011(C)       10,473,199
  11,320,000   District of Columbia Tobacco Settlement
               Financing Corp.(1)                                             6.750     05/15/2040   05/15/2025(B)       11,304,265
 207,670,000   District of Columbia Tobacco Settlement
               Financing Corp. (TASC)                                         7.000(7)  06/15/2046   06/13/2024(B)        7,876,923
                                                                                                                   ----------------
                                                                                                                         29,861,614
                                                                                                                   ----------------
FLORIDA--8.7%
     130,000   Alachua County, FL Health Facilities Authority
               (Shands Hospital at the University of
               Florida)(1)                                                    5.750     12/01/2015   06/14/2010(A)          130,177
   4,355,000   Arborwood, FL Community Devel. District (Centex
               Homes)(1)                                                      5.250     05/01/2016   05/01/2016           3,556,946
      15,000   Baker County, FL Hospital Authority(1)                         5.300     12/01/2023   11/04/2019(B)           12,487
      15,000   Bay County, FL Water System(1)                                 6.250     09/01/2014   09/01/2010(A)           15,071


                  7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$  1,080,000   Bonnet Creek, FL Resort Community Devel.
               District Special Assessment(1)                                 7.125%    05/01/2012   01/10/2010(B) $      1,044,144
   6,000,000   Brevard County, FL Health Facilities Authority
               (Holmes Regional Medical Center)(3)                            5.600     10/01/2010   06/14/2010(A)        6,015,420
     250,000   Brevard County, FL Health Facilities Authority
               (Holmes Regional Medical Center)(1)                            5.625     10/01/2014   06/14/2010(A)          250,483
      10,000   Brevard County, FL Health Facilities Authority
               (Wuesthoff Health Services)(1)                                 5.400     04/01/2013   06/14/2010(A)           10,013
      20,000   Brevard County, FL Health Facilities Authority
               (Wuesthoff Memorial Hospital)(1)                               5.300     04/01/2011   06/14/2010(A)           20,036
   2,000,000   Broward County, FL Airport Facilities
               (Learjet)(1)                                                   7.500     11/01/2020   11/01/2016(A)        2,085,280
      80,000   Broward County, FL Airport System(1)                           5.125     10/01/2017   10/01/2010(A)           80,426
       5,000   Broward County, FL Airport System (Passenger
               Facility)(1)                                                   5.250     10/01/2014   10/01/2010(A)            5,033
      75,000   Broward County, FL Airport System (Passenger
               Facility)(1)                                                   5.250     10/01/2015   10/01/2010(A)           75,466
     250,000   Broward County, FL HFA(1)                                      5.400     10/01/2038   10/04/2010(B)          241,488
      70,000   Broward County, FL HFA (Bridgewater Place
               Apartments)(1)                                                 5.500     04/01/2041   06/23/2038(B)           68,966
     365,000   Broward County, FL HFA (Cross Keys
               Apartments)(1)                                                 5.800     10/01/2033   08/20/2031(B)          355,331
     180,000   Broward County, FL HFA (Pompano Oaks
               Apartments)(1)                                                 6.100     12/01/2038   06/01/2010(A)          180,142
      55,000   Broward County, FL HFA (Praxis of Deerfield
               Beach III)(1)                                                  5.300     09/01/2023   06/01/2010(A)           55,025
      90,000   Broward County, FL HFA (Praxis of Deerfield
               Beach)(1)                                                      5.350     03/01/2031   06/01/2010(A)           90,012
      80,000   Broward County, FL HFA (Stirling Apartments)(1)                5.650     10/01/2028   06/15/2024(B)           78,901
      50,000   Broward County, FL HFA (Venice Homes
               Apartments)(1)                                                 5.650     01/01/2022   07/01/2011(A)           50,545
      35,000   Broward County, FL Port Facilities(1)                          5.000     09/01/2027   12/28/2023(B)           33,764
     105,000   Cape Coral, FL Health Facilities Authority
               (Gulf Care)(1)                                                 6.000     10/01/2016   06/14/2010(A)          105,066
      30,000   Collier County, FL HFA (Saxon Manor Isle
               Apartments)(1)                                                 5.450     03/01/2030   10/01/2010(A)           30,005
     380,000   Collier County, FL HFA (Whistlers Green
               Apartments)(1)                                                 5.400     12/01/2027   12/01/2011(A)          382,177
     245,000   Collier County, FL HFA (Whistlers Green
               Apartments)(1)                                                 5.450     06/01/2039   12/01/2011(A)          245,252
     840,000   Collier County, FL IDA (Allete)(1)                             6.500     10/01/2025   10/01/2025             840,126
   2,695,000   Colonial Country Club, FL Community Devel.(1)                  6.400     05/01/2033   05/01/2014(A)        2,766,283


                  8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$  1,600,000   Concorde Estates, FL Community Devel. District(2)              5.000%    05/01/2011   05/01/2011    $        559,040
      10,000   Cypress Club, FL Special Recreational District(3)              7.100     09/01/2013   09/01/2010(A)           10,055
     145,000   Dade County, FL GO (Seaport)(3)                                5.125     10/01/2021   06/14/2010(A)          145,442
      70,000   Dade County, FL GO (Seaport)(1)                                5.400     10/01/2021   06/14/2010(A)           70,223
     200,000   Dade County, FL GO (Seaport)(1)                                5.450     10/01/2016   06/14/2010(A)          200,744
     120,000   Dade County, FL GO (Seaport)(3)                                5.500     10/01/2026   06/14/2010(A)          120,217
   1,605,000   Dade County, FL GO (Seaport)(3)                                5.750     10/01/2015   06/14/2010(A)        1,611,500
     100,000   Dade County, FL HFA (Golden Lakes Apartments)(1)               6.000     11/01/2032   09/14/2030(A)          100,008
      45,000   Dade County, FL HFA (Golden Lakes Apartments)(3)               6.050     11/01/2039   10/29/2036(B)           44,999
      20,000   Dade County, FL HFA (New Horizons Associates)(1)               5.875     07/15/2024   01/15/2010(A)           20,016
     110,000   Dade County, FL HFA (Siesta Pointe Apartments)(1)              5.700     09/01/2022   09/01/2010(A)          110,087
     170,000   Dade County, FL HFA (Siesta Pointe Apartments)(1)              5.750     09/01/2029   09/01/2010(A)          170,073
      75,000   Dade County, FL Res Rec(1)                                     5.500     10/01/2010   06/14/2010(A)           75,245
   1,015,000   Dade County, FL Res Rec(1)                                     5.500     10/01/2013   06/14/2010(A)        1,017,091
   1,510,000   East Homestead, FL Community Devel. District(2)                5.000     05/01/2011   05/01/2011           1,056,849
   4,120,000   Escambia County, FL Health Facilities Authority(1)             5.950     07/01/2020   02/01/2012(C)        4,235,937
     115,000   Escambia County, FL Health Facilities Authority
               (Baptist Manor)(1)                                             5.125     10/01/2019   11/06/2017(B)          113,732
      10,000   Escambia County, FL HFA (Single Family Mtg.)(1)                5.500     10/01/2031   10/01/2010(A)           10,044
       5,000   Escambia County, FL School Board COP(1)                        5.500     02/01/2016   02/01/2010(A)            5,017
     970,000   Fiddler's Creek, FL Community Devel. District(1)               5.800     05/01/2021   05/01/2021             879,848
   1,000,000   Fiddler's Creek, FL Community Devel. District(1)               5.875     05/01/2021   08/01/2012(B)          912,860
      50,000   FL Agriculture & Mechanical University (Student
               Apartment Facility)(3)                                         5.600     07/01/2013   01/01/2010(A)           50,172
      95,000   FL Agriculture & Mechanical University (Student
               Apartment Facility)(1)                                         5.625     07/01/2021   01/01/2010(A)           95,306
     150,000   FL Agriculture & Mechanical University (Student
               Apartment Facility)(3)                                         5.625     07/01/2025   01/01/2010(A)          150,242
      10,000   FL Agriculture & Mechanical University (Student
               Apartment Facility)(1)                                         6.500     07/01/2017   01/01/2010(A)           10,044


                  9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$     40,000   FL Agriculture & Mechanical University (Student
               Apartment Facility)(1)                                         6.500%    07/01/2023   01/01/2010(A) $         40,052
     235,000   FL Capital Projects Finance Authority (Peerless
               Group)(1)                                                      7.500     08/01/2019   12/06/2014(B)          183,869
      20,000   FL Correctional Private Commission (350 Bed
               Youthful) COP(1)                                               5.000     08/01/2017   02/01/2010(A)           20,019
      20,000   FL GO (Jefferson County Road)(3)                               5.900     05/01/2010   05/01/2010              20,094
     150,000   FL HFA(1)                                                      6.300     09/01/2036   09/01/2010(A)          150,102
      20,000   FL HFA(1)                                                      6.350     07/01/2028   10/01/2010(A)           20,019
      60,000   FL HFA(1)                                                      6.350     07/01/2028   10/01/2010(A)           60,057
      30,000   FL HFA (Brittany of Rosemont)(1)                               6.050     07/01/2015   01/01/2010(A)           30,013
      20,000   FL HFA (Grand Court Apartments)(1)                             5.300     08/15/2031   02/15/2012(A)           20,086
      20,000   FL HFA (Holly Cove Apartments)(1)                              6.050     10/01/2015   06/14/2010(A)           20,017
     285,000   FL HFA (Holly Cove Apartments)(1)                              6.250     10/01/2035   06/14/2010(A)          285,063
      60,000   FL HFA (Homeowner Mtg.)(1)                                     5.900     07/01/2029   01/01/2010(A)           60,700
     110,000   FL HFA (Hsg. Partners of Gainesville)(1)                       5.600     07/01/2027   06/22/2024(B)          109,992
      55,000   FL HFA (Landings at Sea Forest)(3)                             5.850     12/01/2018   06/01/2010(A)           55,031
     165,000   FL HFA (Landings at Sea Forest)(1)                             6.050     12/01/2036   10/21/2029(A)          165,008
     150,000   FL HFA (Leigh Meadows Apartments)(1)                           6.100     09/01/2016   09/01/2010(A)          150,057
      60,000   FL HFA (Mar Lago Village Apartments)(1)                        5.900     12/01/2027   10/04/2023(B)           54,451
      50,000   FL HFA (Mar Lago Village Apartments)(1)                        6.000     06/01/2039   12/09/2034(B)           43,190
      90,000   FL HFA (Mar Lago Village Associates)(1)                        6.000     06/01/2039   06/01/2010(A)           90,225
     190,000   FL HFA (Reserve at Kanpaha)(3)                                 5.500     07/01/2020   07/01/2010(A)          190,034
      60,000   FL HFA (Reserve at North Shore)(1)                             5.500     11/01/2020   05/01/2010(A)           60,011
      25,000   FL HFA (Reserve at North Shore)(1)                             5.600     11/01/2027   10/21/2024(B)           24,998
      35,000   FL HFA (Spinnaker Cove Apartments)(1)                          6.375     07/01/2026   01/01/2010(A)           35,020
      75,000   FL HFA (Stoddert Arms Apartments)(1)                           6.300     09/01/2036   09/01/2010(A)           75,019
      65,000   FL HFA (Villas of Capri)(3)                                    6.100     04/01/2017   06/14/2010(A)           65,089
      70,000   FL HFA (Wentworth Apartments)(1)                               5.300     05/01/2039   05/01/2037(B)           69,582
      50,000   FL HFA (Wentworth Apartments)(1)                               5.375     11/01/2029   05/01/2011(A)           50,089
      30,000   FL HFA (Wentworth Apartments)(1)                               5.400     04/01/2032   05/02/2030(B)           26,207
      20,000   FL HFA (Wentworth Apartments)(1)                               5.400     11/01/2034   11/01/2034              18,703
      50,000   FL HFA (Westlake Apartments)(1)                                5.300     09/01/2031   03/01/2012(A)           50,118
      75,000   FL HFA (Willow Lake Apartments)(1)                             5.400     01/01/2032   02/01/2030(B)           65,573
      25,000   FL HFA (Windchase Apartments)(3)                               5.750     12/01/2017   06/01/2010(A)           25,016
      95,000   FL HFA (Windchase Apartments)(1)                               6.000     06/01/2039   06/01/2010(A)           95,040
     220,000   FL HFA (Windchase Apartments)(1)                               6.000     06/01/2039   07/25/2034(B)          212,340


                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$     75,000   FL HFA (Windchase Apartments), Series C(1)                     5.900%    12/01/2027   06/01/2010(A) $         75,014
     860,000   FL HFA (Woodbridge Apartments)(1)                              6.050     12/01/2016   06/14/2010(A)          860,705
   1,750,000   FL HFA (Woodbridge Apartments)(1)                              6.150     12/01/2026   06/01/2010(A)        1,750,718
   3,525,000   FL HFA (Woodbridge Apartments)(1)                              6.250     06/01/2036   06/01/2010(A)        3,525,740
     260,000   FL HFA (Worthington Apartments)(3)                             6.050     12/01/2025   06/01/2010(A)          260,091
     230,000   FL HFA (Worthington Apartments)(1)                             6.200     12/01/2035   06/01/2010(A)          230,041
      30,000   FL HFA, Series 3(1)                                            6.200     07/01/2016   10/01/2010(A)           30,036
      30,000   FL HFA, Series 3(1)                                            6.300     07/01/2024   01/01/2010(A)           31,396
     805,000   FL HFC                                                         5.486(7)  07/01/2030   01/09/2027(B)          240,550
  15,535,000   FL HFC(5)                                                      5.750     01/01/2037   01/01/2016(A)       15,923,966
      15,000   FL HFC(1)                                                      5.900     07/01/2021   01/01/2010(A)           15,428
      10,000   FL HFC(1)                                                      5.950     01/01/2032   01/01/2010(A)           10,005
      15,000   FL HFC (Andrews Place Apartments)(1)                           5.000     11/01/2033   09/17/2031(B)           14,473
     180,000   FL HFC (Ashton Lake Apartments)(1)                             5.700     07/01/2033   01/01/2011(A)          180,761
     125,000   FL HFC (Ashton Lake Apartments)(1)                             5.875     01/01/2041   01/01/2011(A)          125,619
     425,000   FL HFC (Bernwood Trace Associates)                             5.832(7)  12/01/2029   09/02/2024(B)          130,492
     450,000   FL HFC (Brittany of Rosemont)(1)                               6.250     07/01/2035   01/01/2010(A)          450,005
      50,000   FL HFC (Deer Meadows Apartments)(1)                            5.800     11/01/2019   11/01/2011(A)           50,882
      20,000   FL HFC (Grande Court Apartments)(1)                            5.375     02/15/2035   02/15/2012(A)           20,064
      15,000   FL HFC (Hampton Court Apartments)(1)                           5.600     03/01/2032   03/01/2011(A)           15,081
     100,000   FL HFC (Holly Cove Apartments)(3)                              6.150     10/01/2025   06/14/2010(A)          100,043
      50,000   FL HFC (Homeowner Mtg.)(1)                                     5.350     01/01/2021   10/01/2010(A)           50,024
      30,000   FL HFC (Homeowner Mtg.)(1)                                     5.500     07/01/2012   01/01/2010(A)           30,856
     130,000   FL HFC (Homeowner Mtg.)                                        5.580(7)  01/01/2029   11/18/2010(B)           42,671
      20,000   FL HFC (Homeowner Mtg.)(1)                                     5.750     07/01/2017   01/01/2010(A)           20,216
   7,095,000   FL HFC (Homeowner Mtg.)(1)                                     5.750     01/01/2037   01/01/2016(A)        7,272,659
      45,000   FL HFC (Hunters Ridge-Deerwood)(1)                             5.300     12/01/2028   12/01/2010(A)           45,213
     120,000   FL HFC (Logan Heights Apartments)(1)                           5.850     10/01/2033   03/04/2031(B)          113,662
     120,000   FL HFC (Logan Heights Apartments)(1)                           6.000     10/01/2039   10/01/2011(A)          120,263
      20,000   FL HFC (Logan's Pointe Apartments)(1)                          5.900     12/01/2019   06/01/2010(A)           20,318
   5,065,000   FL HFC (Logan's Pointe Apartments)(1)                          6.000     06/01/2039   12/01/2011(A)        5,138,696
     200,000   FL HFC (Logan's Pointe Apartments)                             6.276(7)  12/01/2029   08/28/2024(A)           57,768
      25,000   FL HFC (Marina Bay Apartments)(1)                              5.750     08/01/2033   02/01/2011(A)           25,126
     125,000   FL HFC (Peacock Run Apartments)(1)                             5.400     08/01/2042   08/01/2012(A)          125,054
     350,000   FL HFC (Raceway Pointe Apartments)(1)                          5.950     09/01/2032   09/01/2011(A)          349,535


                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
Florida Continued
$    110,000   FL HFC (Raceway Pointe Partners)(1)                            5.750%    09/01/2027   03/29/2024(B) $        104,381
      15,000   FL HFC (River Trace Senior Apartments)(1)                      5.700     07/01/2035   01/01/2011(A)           15,056
      35,000   FL HFC (Seminole Ridge Apartments)(1)                          6.000     10/01/2029   10/01/2011(A)           35,688
      95,000   FL HFC (Spring Harbor Apartments)(1)                           5.900     08/01/2039   04/25/2035(B)           93,816
      20,000   FL HFC (Waterbridge Apartments)(1)                             5.125     08/01/2027   05/04/2027(B)           18,565
      50,000   FL HFC (Waverly Apartments)(1)                                 6.200     07/01/2035   07/01/2012(A)           51,029
     295,000   FL HFC (Westwood Apartments)(1)                                5.450     02/01/2041   02/01/2011(A)          295,260
      40,000   FL HFC (Winterlakes Sanctuary), Series H-1(1)                  6.000     09/01/2032   09/01/2011(A)           40,495
     180,000   FL HFC (Woodridge Apartments)(1)                               5.850     10/01/2033   10/01/2011(A)          180,189
      35,000   FL HFC (Woodridge Apartments)(1)                               6.000     10/01/2039   10/01/2011(A)           35,077
      95,000   FL Ports Financing Commission(1)                               5.125     06/01/2011   06/01/2010(A)           95,275
     450,000   FL Ports Financing Commission(1)                               5.375     06/01/2016   06/01/2010(A)          450,468
     130,000   FL Ports Financing Commission(1)                               5.375     06/01/2027   06/01/2010(A)          130,000
      25,000   FL Ports Financing Commission(1)                               5.500     10/01/2018   10/01/2010(A)           25,265
      35,000   FL Ports Financing Commission(1)                               5.500     10/01/2029   10/01/2011(A)           35,101
      45,000   FL State Board of Education GO(1)                              5.750     06/01/2022   06/01/2010(A)           46,282
      10,000   FL State Board of Regents (University Central
               Florida)(1)                                                    6.000     10/01/2013   06/14/2010(A)           10,044
      50,000   FL State Division of Bond Finance (Dept. of Environmental
               Preservation)(1)                                               5.000     07/01/2012   11/19/2010(A)           50,061
      25,000   FL State Division of Bond Finance (Dept. of Environmental
               Protection)(1)                                                 5.375     07/01/2010   01/01/2010(A)           25,101
     600,000   Gulf Breeze, FL GO(1)                                          6.050     12/01/2015   06/01/2010(A)          600,942
     105,000   Halifax, FL Hospital Medical Center(1)                         5.200     04/01/2018   11/24/2015(B)          100,839
     935,000   Highlands, FL Community Devel. District(2,8)                   5.000     05/01/2011   05/01/2010(B)          467,220
   2,000,000   Hillsborough County, FL IDA (National Gypsum Company)(1)       7.125     04/01/2030   04/01/2030           1,386,400
   2,000,000   Hillsborough County, FL IDA (University Community
               Hospital)(3)                                                   5.750     08/15/2010   08/15/2010           2,004,020
  14,645,000   Hillsborough County, FL IDA (University Community
               Hospital)(1)                                                   5.750     08/15/2014   08/15/2010(A)       14,660,817
      50,000   Jacksonville, FL Capital Improvement (Gator Bowl)(1)           5.250     10/01/2025   06/14/2010(A)           50,063
   1,000,000   Jacksonville, FL EDC (Met Packaging Solutions)(1)              5.500     10/01/2030   05/28/2028(B)          979,800
   5,555,000   Jacksonville, FL EDC (Met Packaging Solutions)(1)              5.875     06/01/2025   06/01/2016(A)        5,621,160
   2,910,000   Jacksonville, FL EDC (Met Packaging Solutions)(1)              5.875     06/01/2031   06/01/2016(A)        2,968,171


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$     10,000   Jacksonville, FL Hsg. (Windermere Manor)(1)                    5.875%    03/20/2028   06/14/2010(A) $         10,008
   4,765,000   Jacksonville, FL Port Authority(1)                             5.625     11/01/2026   11/01/2010(A)        4,777,437
      20,000   Jacksonville, FL Port Authority(1)                             5.700     11/01/2021   11/01/2010(A)           20,104
  12,020,000   Jacksonville, FL Port Authority(1)                             6.000     11/01/2038   11/01/2012(A)       12,247,178
       5,000   Jacksonville, FL Sales Tax (River City Renaissance)(1)         5.125     10/01/2018   06/14/2010(A)            5,005
     990,000   Jacksonville, FL Water and Sewage (United Waterworks)(1)       6.350     08/01/2025   08/01/2010(A)          993,851
      50,000   Lakeland, FL Hospital System (Lakeland Regional Medical
               Center)(1)                                                     5.250     11/15/2016   05/15/2010(A)           50,047
      40,000   Lakeland, FL Hospital System (Lakeland Regional Medical
               Center)(1)                                                     5.250     11/15/2025   11/15/2010(A)           40,003
      25,000   Lakeland, FL Light & Water(1)                                  5.750     10/01/2019   04/01/2010(A)           26,897
   4,500,000   Lee County, FL Airport(1)                                      5.750     10/01/2025   10/01/2011(A)        4,556,970
      25,000   Lee County, FL Airport(1)                                      6.000     10/01/2020   10/01/2010(A)           25,473
      35,000   Lee County, FL Airport(1)                                      6.000     10/01/2029   10/01/2011(A)           35,518
  15,000,000   Lee County, FL Airport(1)                                      6.000     10/01/2032   10/01/2010(A)       15,211,800
      30,000   Lee County, FL COP (Master Lease)(1)                           5.125     10/01/2012   10/01/2011(A)           30,088
     485,000   Lee County, FL HFA (Single Family Mtg.)(1)                     7.100     03/01/2034   09/01/2010(C)          500,535
      15,000   Lee County, FL Passenger Facility Charge(1)                    5.000     10/01/2011   06/14/2010(A)           15,038
      50,000   Lee County, FL Passenger Facility Charge(1)                    5.000     10/01/2013   06/14/2010(A)           50,083
     450,000   Lee County, FL Passenger Facility Charge(1)                    5.000     10/01/2018   11/05/2016(A)          450,068
      20,000   Manatee County, FL HFA (Single Family Mtg.)(1)                 5.500     03/01/2035   09/01/2015(C)           20,653
       5,000   Manatee County, FL HFA, Series A                               9.125     06/01/2016   03/05/2014(B)            2,508
      25,000   Manatee County, FL Port Authority(1)                           5.400     10/01/2013   06/14/2010(A)           25,052
      35,000   Martin County, FL Health Facilities Authority
               (Martin Memorial Medical Center)(1)                            5.250     11/15/2020   11/28/2019(B)           34,508
  10,125,000   Martin County, FL IDA (Indiantown Cogeneration)(1)             7.875     12/15/2025   10/05/2023(A)       10,127,430
     270,000   Martin County, FL IDA (Indiantown Cogeneration)(1)             8.050     12/15/2025   10/09/2023(A)          270,089
      80,000   Miami, FL Community Redevel. (Southeast Overtown/Park
               West)(3)                                                       8.500     10/01/2015   06/14/2010(A)           80,218
      25,000   Miami-Dade County, FL Aviation(1)                              5.250     10/01/2015   10/01/2010(A)           25,152
      50,000   Miami-Dade County, FL Aviation(1)                              5.250     10/01/2017   10/01/2010(A)           50,281
      15,000   Miami-Dade County, FL Aviation (Miami International
               Airport)(1)                                                    5.250     10/01/2022   10/01/2012(A)           15,192
   5,000,000   Miami-Dade County, FL Aviation (Miami International
               Airport)(1)                                                    5.750     10/01/2018   10/01/2012(A)        5,186,450


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$  3,500,000   Miami-Dade County, FL Aviation (Miami International
               Airport)(1)                                                    5.750%    10/01/2020   10/01/2012(A) $      3,608,675
   4,175,000   Miami-Dade County, FL Aviation (Miami International
               Airport)(1)                                                    6.000     10/01/2024   10/01/2010(A)        4,241,508
   4,930,000   Miami-Dade County, FL Aviation (Miami International
               Airport)(1)                                                    6.000     10/01/2029   10/01/2012(A)        5,004,147
      15,000   Miami-Dade County, FL HFA (Country Club Villas
               Apartments)(1)                                                 6.000     10/01/2015   04/01/2011(A)           15,273
      20,000   Miami-Dade County, FL HFA (Country Club Villas
               Apartments)(1)                                                 6.100     10/01/2029   04/01/2011(A)           20,211
   5,060,000   Miami-Dade County, FL HFA (Country Club Villas
               Apartments)(1)                                                 6.200     10/01/2039   04/01/2011(A)        5,108,374
     875,000   Miami-Dade County, FL HFA (Homeownership Mtg.)(1)              5.450     10/01/2038   11/08/2013(B)          839,396
     200,000   Miami-Dade County, FL HFA (Marbrisa Apartments)(1)             6.050     08/01/2029   08/01/2010(A)          200,412
   1,335,000   Miami-Dade County, FL HFA (Sunset Bay Apartments)(1)           6.050     01/01/2041   01/01/2013(A)        1,360,218
   5,000,000   Miami-Dade County, FL IDA (Waste Management/Waste
               Management of FL Obligated Group)(1)                           7.000     12/01/2018   12/01/2010(D)        5,134,350
      20,000   Miami-Dade County, FL Special Obligation, Series B             5.426(7)  10/01/2031   10/01/2031               4,441
      50,000   Naples, FL Hospital Revenue (Naples Community Hospital)(3)     5.375     10/01/2011   06/14/2010(A)           50,072
      20,000   North Palm Beach Heights, FL Water Control District,
               Series A(1)                                                    6.500     10/01/2012   06/14/2010(A)           20,099
      40,000   North Palm Beach Heights, FL Water Control District,
               Series B(1)                                                    6.500     10/01/2012   06/14/2010(A)           40,198
      25,000   Oakland Park, FL Utilities System(1)                           5.250     09/01/2014   10/01/2010(A)           25,090
     275,000   Oakland, FL Charter School(1)                                  6.950     12/01/2015   05/01/2011(B)          283,286
      20,000   Ocoee, FL Water & Sewer System(3)                              5.375     10/01/2016   06/14/2010(A)           20,063
      25,000   Okaloosa County, FL Airport(1)                                 5.500     10/01/2023   09/08/2019(B)           22,832
      20,000   Orange County, FL Health Facilities Authority(1)               6.000     10/01/2026   10/01/2011(A)           20,242
      45,000   Orange County, FL HFA(1)                                       5.150     03/01/2022   09/01/2010(A)           46,122
   1,340,000   Orange County, FL HFA(1)                                       5.650     09/01/2034   09/01/2013(A)        1,394,444
      10,000   Orange County, FL HFA(1)                                       5.700     09/01/2026   09/01/2010(A)           10,065
      15,000   Orange County, FL HFA(1)                                       5.750     03/01/2030   09/01/2010(A)           15,546
      25,000   Orange County, FL HFA (Homeowner)(1)                           5.000     09/01/2017   10/01/2010(C)           25,583
      20,000   Orange County, FL HFA (Homeowner)(1)                           5.450     09/01/2022   12/01/2012(C)           20,167
      30,000   Orange County, FL HFA (Homeowner)(1)                           5.500     09/01/2027   07/12/2025(B)           29,873
      40,000   Orange County, FL HFA (Loma Vista)(1)                          5.400     09/01/2019   03/01/2011(A)           40,010


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$     15,000   Orange County, FL HFA (Loma Vista)(1)                          5.450%    09/01/2024   07/12/2022(B) $         14,702
     120,000   Orange County, FL HFA (Loma Vista)(1)                          5.500     03/01/2032   09/01/2024(B)          112,547
     620,000   Orange County, FL HFA (Seminole Pointe)(1)                     5.650     12/01/2017   01/25/2015(B)          608,053
     235,000   Osceola County, FL HFA (Tierra Vista Apartments)(1)            5.800     12/01/2029   06/01/2010(A)          235,110
      45,000   Pace, FL Property Finance Authority(3)                         5.375     09/01/2020   09/01/2010(A)           44,870
     120,000   Palm Beach County, FL Health Facilities Authority (ACTS
               Retirement/Life Communities)(1)                                5.125     11/15/2029   10/17/2029(B)          111,984
     100,000   Palm Beach County, FL Health Facilities Authority (Jupiter
               Medical Center)(1)                                             5.250     08/01/2018   02/01/2010(A)          100,059
     210,000   Palm Beach County, FL Health Facilities Authority (Jupiter
               Medical Center)(1)                                             5.250     08/01/2023   02/01/2010(A)          210,074
      10,000   Palm Beach County, FL Health Facilities Authority (Life
               Care Retirement Communities)(3)                                5.500     10/01/2011   06/14/2010(A)           10,014
      50,000   Palm Beach County, FL HFA (Chelsea Commons Apartments)(1)      5.600     12/01/2012   06/01/2010(A)           50,082
      35,000   Palm Beach County, FL HFA (Chelsea Commons Apartments)(1)      5.800     12/01/2017   06/01/2010(A)           36,490
     400,000   Palm Beach County, FL HFA (Chelsea Commons Apartments)(1)      5.850     12/01/2022   06/01/2010(A)          400,364
     250,000   Palm Beach County, FL HFA (Chelsea Commons Apartments)(1)      5.900     06/01/2029   06/01/2010(A)          250,138
      80,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)(1)         6.100     08/01/2029   02/01/2010(A)           80,064
     130,000   Palm Beach County, FL HFA (Pinnacle Palms Apartments)(1)       5.650     07/01/2031   06/01/2011(A)          130,945
     845,000   Palm Beach County, FL HFA (Windsor Park Apartments)(1)         5.850     12/01/2033   10/18/2031(B)          843,868
     230,000   Palm Beach County, FL HFA (Windsor Park Apartments)(1)         5.900     06/01/2038   06/01/2010(A)          229,982
   1,100,000   Palm Glades, FL Community Devel. District(1)                   4.850     05/01/2011   08/01/2010(B)          717,376
     850,000   Pasco County, FL HFA (Pasco Woods)(1)                          5.800     08/01/2029   02/01/2011(A)          855,177
      50,000   Pensacola, FL Airport(1)                                       6.125     10/01/2018   10/01/2010(A)           50,495
      65,000   Pinellas County, FL HFA(1)                                     5.500     03/01/2036   09/01/2014(A)           65,424
   1,200,000   Pinellas County, FL HFA (Oaks of Clearwater)(1)                6.250     06/01/2034   12/01/2013(A)        1,212,336
   3,535,000   Pinellas County, FL HFA (Oaks of Clearwater)(1)                6.375     06/01/2019   12/01/2013(A)        3,700,650


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
FLORIDA CONTINUED
$     60,000   Pinellas County, FL HFA (Single Family Hsg.)(1)                5.450%    09/01/2034   06/01/2010(C) $         62,323
      20,000   Pinellas County, FL HFA (Single Family Hsg.)(1)                5.550     03/01/2032   09/01/2010(A)           20,577
      10,000   Pinellas County, FL HFA, Series B(1)                           6.200     09/01/2034   09/01/2012(A)           10,160
      80,000   Port Everglades, FL Authority,
               Series A(1)                                                    5.000     09/01/2016   03/25/2015(B)           79,995
      20,000   Port Palm Beach, FL District(1)                                5.500     09/01/2019   09/01/2010(A)           20,034
      80,000   Port Palm Beach, FL District(1)                                5.500     09/01/2024   10/09/2022(B)           78,964
      10,000   Port St. Lucie, FL Special Assessment(1)                       5.400     10/01/2016   06/14/2010(A)           10,010
     285,000   Santa Rosa Bay, FL Bridge Authority                            6.250     07/01/2028   03/10/2026(B)          154,345
      40,000   St. Petersburg Beach, FL GO(1)                                 5.250     10/01/2013   06/14/2010(A)           40,144
      65,000   Tallahassee, FL Health Facilities (Tallahassee
               Memorial Medical Center)(1)                                    6.000     12/01/2015   06/01/2010(A)           65,101
      10,000   Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)(1)          5.250     10/01/2014   10/01/2010(A)           10,145
     105,000   Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)(1)          5.250     10/01/2016   10/01/2010(A)          105,981
      25,000   University of South Florida (University Bookstore)(1)          6.000     07/01/2014   01/01/2010(A)           25,099
     770,000   Village, FL Community Devel. District(1)                       7.625     05/01/2017   03/01/2010(C)          773,742
     100,000   Volusia County, FL Educational Facility Authority (Stetson
               University)(1)                                                 5.500     06/01/2022   06/14/2010(A)          100,126
      10,000   Volusia County, FL HFA (Spring Arbor Apartments)(1)            5.200     08/01/2023   02/01/2010(A)           10,006
   1,000,000   Waterford Estates, FL Community Devel. District Special
               Assessment(2, 8)                                               5.125     05/01/2013   05/01/2013             429,500
   1,000,000   Watergrass, FL Community Devel. District Special
               Assessment(1)                                                  4.875     11/01/2010   11/01/2010             774,590
                                                                                                                   ----------------
                                                                                                                        196,595,475
                                                                                                                   ----------------
GEORGIA--3.3%
      80,000   Acworth, GA Hsg. Authority (Wingate Falls
               Apartments)(3)                                                 6.125     03/01/2017   10/01/2010(A)           80,103
     115,000   Acworth, GA Hsg. Authority (Wingate Falls
               Apartments)(1)                                                 6.200     03/01/2027   10/01/2010(A)          115,099
     700,000   Albany-Dougherty, GA Payroll Devel. Authority
               (Proctor & Gamble Company)(1)                                  5.300     05/15/2026   05/15/2010(A)          699,804
   2,375,000   Atlanta, GA Airport(1)                                         5.625     01/01/2025   01/01/2013(A)        2,391,696
   2,045,000   Atlanta, GA Devel. Authority Student Hsg.
               (Clark Atlanta University)(1)                                  6.000     07/01/2036   02/25/2032(B)        1,288,616


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
GEORGIA CONTINUED
$    140,000   Atlanta, GA Devel. Authority Student Hsg.
               (Clark Atlanta University)(1)                                  6.250%    07/01/2036   05/13/2032(B) $         91,455
      40,000   Atlanta, GA GO(1)                                              5.000     12/01/2016   01/01/2010(A)           45,299
      20,000   Atlanta, GA Hsg. Authority (Village at
               Castleberry)(1)                                                5.300     02/20/2029   02/20/2011(A)           20,062
      75,000   Atlanta, GA Hsg. Authority (Village at
               Castleberry)(1)                                                5.400     02/20/2039   02/20/2011(A)           75,125
     700,000   Atlanta, GA Tax Allocation (Eastside)(1)                       5.625     01/01/2016   03/27/2012(C)          724,892
      75,000   Atlanta, GA Urban Residential Finance Authority
               (Fulton Cotton Mill)(3)                                        6.000     05/20/2017   05/20/2010(A)           75,095
      60,000   Atlanta, GA Urban Residential Finance Authority
               (Fulton Cotton Mill)(1)                                        6.125     05/20/2027   05/20/2010(A)           60,058
   1,495,000   Chatham County, GA Hospital Authority (Memorial
               Medical Center-Savannah)(1)                                    5.250     01/01/2016   01/01/2010(A)        1,495,000
   1,640,000   Chatham County, GA Hospital Authority (Memorial
               Medical Center-Savannah)(1)                                    5.500     01/01/2021   02/21/2019(B)        1,581,042
     350,000   Chatham County, GA Hospital Authority (Memorial
               Medical Center-Savannah)(1)                                    5.700     01/01/2019   01/01/2019             347,330
      75,000   Chatham County, GA Hospital Authority (Memorial
               Medical Center-Savannah)(1)                                    6.125     01/01/2024   07/01/2011(B)           74,895
      95,000   Clayton County, GA Hsg. Authority (Pointe Clear
               Apartments)(3)                                                 5.650     07/01/2017   10/01/2010(A)           95,081
      80,000   Clayton County, GA Hsg. Authority (Pointe Clear
               Apartments)(1)                                                 5.750     07/01/2029   10/01/2010(A)           80,034
       5,000   Cobb County, GA Hsg. Authority (Garrison
               Plantation)(1)                                                 5.750     07/01/2014   09/01/2010(A)            5,012
      15,000   Colquitt County, GA Hospital Authority
               Anticipation Certificates(1)                                   5.500     03/01/2016   09/01/2010(A)           15,106
     250,000   Dalton, GA Devel. Authority (Hamilton Health
               Care System)(1)                                                5.250     08/15/2010   02/15/2010(A)          250,590
   9,295,000   East Point, GA (Camp Creek),
               Series B(1)                                                    8.000     02/01/2026   08/01/2012(A)        9,427,361
   3,000,000   Floyd County, GA Devel. Authority
               (Temple-Inland)(1)                                             5.700     12/01/2015   12/01/2015           2,933,130
     895,000   Fulton County, GA Devel. Authority (Catholic
               Health East)(1)                                                5.250     11/15/2020   05/15/2019(A)          925,063
     915,000   Fulton County, GA Devel. Authority (Catholic
               Health East)(1)                                                5.500     11/15/2021   05/15/2019(A)          955,104
      20,000   Fulton County, GA Devel. Authority (Cauley
               Creek Water)(1)                                                5.250     02/01/2021   02/01/2011(A)           20,072


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
GEORGIA CONTINUED
$     45,000   Fulton County, GA Devel. Authority (Clark
               Atlanta University)(1)                                         5.375%    01/01/2020   06/02/2016(B) $         44,572
      30,000   Fulton County, GA Hospital Authority (Northside
               Hospital)(1)                                                   5.375     10/01/2012   06/14/2010(A)           30,034
  22,250,000   GA George L. Smith II Congress Center Authority
               (Domed Stadium)(5)                                             5.500     07/01/2020   07/01/2010(A)       22,407,410
      20,000   GA HFA (Lake Vista Apartments)(3)                              5.950     01/01/2027   01/01/2010(A)           20,017
      15,000   GA HFA (Single Family Mtg.)(1)                                 5.100     12/01/2020   06/28/2019(B)           14,580
      25,000   GA HFA (Single Family Mtg.)(1)                                 5.125     06/01/2019   06/01/2010(A)           25,008
      15,000   GA HFA (Single Family Mtg.)(1)                                 5.300     12/01/2022   06/01/2011(A)           15,129
     595,000   GA HFA (Single Family Mtg.)(1)                                 5.350     12/01/2022   12/14/2011(A)          602,420
      90,000   GA HFA (Single Family Mtg.)(1)                                 5.500     12/01/2032   12/01/2011(A)           90,466
      50,000   GA HFA (Single Family Mtg.)(1)                                 5.550     12/01/2026   06/01/2010(A)           49,916
   5,545,000   GA Main Street Natural Gas(1)                                  5.000     03/15/2012   03/15/2012           5,807,667
  12,110,000   GA Main Street Natural Gas(1)                                  5.000     03/15/2013   03/15/2013          12,742,142
   2,860,000   GA Main Street Natural Gas(1)                                  5.000     03/15/2014   03/15/2014           3,014,583
      50,000   GA Medical Center Hospital Authority
               (CRH/MCM/DLS/AS/WCNT/LD&M/PHS Obligated Group)                 5.500     08/01/2019   08/01/2010(A)           50,344
      10,000   GA Municipal Assoc. (Atlanta Detention
               Center)(1)                                                     5.000     12/01/2023   12/01/2010(A)           10,076
      55,000   GA Municipal Gas Authority (Warner Robins)(3)                  6.125     01/01/2026   01/01/2010(A)           55,129
      40,000   GA Private Colleges & University Authority
               (Mercer University)(3)                                         5.250     10/01/2013   10/01/2011(A)           40,447
      10,000   Hinesville, GA Leased Hsg. Corp. (Regency
               Park)(1)                                                       7.250     01/15/2011   01/15/2011              10,272
   4,520,000   Lawrenceville, GA Hsg. Authority (Knollwood
               Park Apartments)(1)                                            6.250     12/01/2029   09/01/2010(A)        4,661,250
      60,000   Macon-Bibb County, GA Industrial Authority(1)                  6.000     05/01/2013   06/14/2010(A)           60,152
     110,000   Macon-Bibb County, GA Industrial Authority(1)                  6.100     05/01/2018   06/14/2010(A)          110,106
   1,000,000   McDuffie County, GA County Devel. Authority
               (Temple-Inland)(1)                                             6.950     12/01/2023   12/01/2023             929,300
      65,000   Richmond County, GA Devel. Authority
               (International Paper Company)(1)                               5.400     02/01/2023   02/01/2023              60,327
      50,000   Richmond County, GA Devel. Authority
               (International Paper Company)(1)                               5.800     12/01/2020   12/01/2010(A)           50,001
     195,000   Richmond County, GA Devel. Authority
               (International Paper Company)(1)                               6.250     02/01/2025   02/01/2013(A)          195,148
      10,000   Rome, GA New Public Hsg. Authority(1)                          5.750     11/01/2010   05/01/2010(A)           10,429


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited


  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
GEORGIA CONTINUED
$    345,000   Vienna, GA Water & Sewer (Tyson Foods)(1)                      5.625%    09/01/2012   10/13/2010(B) $        325,963
                                                                                                                   ----------------
                                                                                                                         75,305,012
                                                                                                                   ----------------
HAWAII--1.3%
   6,770,000   HI Airports System(1)                                          5.625     07/01/2018   07/01/2011(A)        6,890,100
     180,000   HI Airports System(1)                                          6.000     07/01/2019   07/01/2011(A)          182,745
      50,000   HI Dept. of Budget & Finance (Hawaiian Electric
               Company)(1)                                                    6.150     01/01/2020   01/01/2010(A)           50,065
      30,000   HI Dept. of Budget & Finance Special Purpose
               (Hawaii Pacific Health)(1)                                     6.400     07/01/2013   08/15/2011(C)           31,192
     100,000   HI Dept. of Budget & Finance Special Purpose
               (Hawaiian Electric Company)(1)                                 5.650     10/01/2027   10/01/2013(A)           99,657
  14,405,000   HI Dept. of Budget & Finance Special Purpose
               (Hawaiian Electric Company)(1)                                 5.700     07/01/2020   07/01/2011(A)       14,487,109
   7,200,000   HI Dept. of Budget & Finance Special Purpose
               (Hawaiian Electric Company)(1)                                 6.200     11/01/2029   11/01/2010(A)        7,267,320
      90,000   HI Harbor System, Series A(1)                                  5.750     07/01/2029   07/01/2011(A)           90,873
      50,000   HI HFDC (Single Family Mtg.)(1)                                5.750     07/01/2030   01/01/2010(A)           50,669
     375,000   Kuakini, HI Health System (Kuakini Health
               System/Kuakini Medical Center/Kuakini Geriatric
               Care Obligated Group)(1)                                       6.375     07/01/2032   07/08/2028(B)          369,499
                                                                                                                   ----------------
                                                                                                                         29,519,229
                                                                                                                   ----------------
IDAHO--0.2%
      30,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.250     07/01/2011   01/01/2010(A)           30,401
     145,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.300     07/01/2027   01/01/2016(A)          147,381
      10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.400     07/01/2018   01/01/2010(C)           10,265
      20,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.400     07/01/2020   01/15/2010(C)           20,530
     115,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.550     07/01/2016   01/01/2010(A)          118,419
      15,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.600     07/01/2021   10/18/2010(C)           15,439
     185,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.625     07/01/2015   01/01/2010(A)          190,826
      10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               5.750     07/01/2016   01/01/2010(A)           10,344
      20,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               6.000     07/01/2029   01/01/2010(A)           20,206
      10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)               6.050     01/01/2026   01/01/2010(A)           10,010


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
IDAHO CONTINUED
$      5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(3)               6.350%    07/01/2016   01/01/2010(A) $          5,006
       5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
               Series H-2(1)                                                  6.200     07/01/2028   01/01/2010(A)            5,103
      40,000   ID Hsg. Agency (Multifamily Hsg.)(1)                           6.500     07/01/2011   07/01/2010(A)           40,129
      15,000   ID Hsg. Agency (Multifamily Hsg.)(1)                           6.700     07/01/2024   07/01/2010(A)           15,017
      55,000   ID Hsg. Agency (Single Family Mtg.)(1)                         6.450     07/01/2027   01/01/2010(A)           55,333
       5,000   ID Hsg. Agency (Single Family Mtg.)(1)                         6.700     07/01/2027   01/01/2010(A)            5,006
       5,000   ID Hsg. Agency (Single Family Mtg.), Series A(1)               6.125     07/01/2026   12/19/2010(A)            5,153
      15,000   Malad, ID Water(1)                                             5.500     03/01/2014   09/01/2010(A)           15,057
   2,270,000   Pocatello, ID Devel. Authority Revenue
               Allocation Tax Increment, Series A(1)                          5.500     08/01/2017   02/08/2014(B)        2,102,315
   1,000,000   Power County, ID Pollution Control (FMC
               Corp.)(1)                                                      5.625     10/01/2014   10/01/2014             992,320
                                                                                                                   ----------------
                                                                                                                          3,814,260
                                                                                                                   ----------------
ILLINOIS--9.0%
     850,000   Bedford Park, IL Tax(1)                                        5.125     12/30/2018   01/11/2018(B)          745,153
      75,000   Bryant, IL Pollution Control (Central Illinois
               Light Company)(1)                                              5.900     08/01/2023   02/05/2010(A)           75,062
     715,000   Bryant, IL Pollution Control (Central Illinois
               Light Company)(1)                                              5.900     08/01/2023   02/05/2010(A)          715,586
  26,685,000   Centerpoint, IL Intermodal Center Program(1, 10)               7.500(9)  06/15/2023   12/15/2010(A)       26,795,743
     125,000   Chatham Area, IL Public Library District(1)                    6.300     02/01/2010   02/01/2010             125,611
     185,000   Chicago, IL (Single Family Mtg.)(1)                            6.300     09/01/2029   09/01/2013(A)          191,518
     100,000   Chicago, IL (Single Family Mtg.), Series A(1)                  7.150     09/01/2031   03/01/2010(A)          102,850
      20,000   Chicago, IL Metropolitan Hsg. Devel. Corp.(1)                  6.850     07/01/2022   01/01/2010(A)           20,035
     180,000   Chicago, IL Midway Airport(1)                                  5.750     01/01/2017   01/01/2010(A)          180,239
      65,000   Chicago, IL Midway Airport, Series A(1)                        5.000     01/01/2028   05/14/2025(B)           62,464
  33,005,000   Chicago, IL Midway Airport, Series A(1)                        5.500     01/01/2029   01/01/2010(A)       33,023,813
   1,120,000   Chicago, IL Midway Airport, Series B(1)                        5.625     01/01/2029   03/21/2026(A)        1,120,246
     390,000   Chicago, IL Midway Airport, Series B(1)                        5.750     01/01/2022   01/01/2010(A)          390,250
      25,000   Chicago, IL Multifamily Hsg. (Archer Courts
               Apartments)(1)                                                 5.500     12/20/2019   10/20/2011(A)           25,418
      50,000   Chicago, IL Multifamily Hsg. (Bryne
               Mawr/Belle)(1)                                                 5.800     06/01/2033   06/01/2010(A)           50,778
      75,000   Chicago, IL Multifamily Hsg. (Hearts United
               Apartments)(1)                                                 5.600     01/01/2041   01/01/2016(A)           77,152


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
ILLINOIS CONTINUED
$     25,000   Chicago, IL Multifamily Hsg. (St. Edmund's                     6.125%    09/20/2024   09/20/2011(A) $         25,516
               Village)(1)
  13,700,000   Chicago, IL O'Hare International Airport(1)                    5.500     01/01/2016   01/01/2010(A)       13,726,304
   5,000,000   Chicago, IL O'Hare International Airport(1)                    5.625     01/01/2020   01/01/2012(A)        5,078,750
   8,000,000   Chicago, IL O'Hare International Airport(1)                    5.750     01/01/2023   01/01/2014(A)        8,261,920
      60,000   Chicago, IL O'Hare International Airport
               (General Airport)(1)                                           5.250     01/01/2030   01/01/2014(A)           60,322
      60,000   Chicago, IL O'Hare International Airport
               (General Airport)(1)                                           5.250     01/01/2034   04/07/2032(B)           55,900
      15,000   Chicago, IL O'Hare International Airport
               (General Airport)(1)                                           5.500     01/01/2011   01/01/2011              15,038
       5,000   Chicago, IL O'Hare International Airport
               (General Airport), Series A(1)                                 5.250     01/01/2023   01/01/2012(A)            5,014
     380,000   Chicago, IL O'Hare International Airport
               (General Airport), Series A(1)                                 5.500     01/01/2016   01/01/2010(A)          380,467
      15,000   Chicago, IL O'Hare International Airport
               (Passenger Facility Charge)(1)                                 5.350     01/01/2026   01/01/2012(A)           15,000
      40,000   Chicago, IL O'Hare International Airport
               (Passenger Facility Charge)(1)                                 5.375     01/01/2032   08/26/2029(B)           38,576
  12,280,000   Hodgkins, IL Environmental Improvement
               (Metropolitan Biosolids Management)(1)                         6.000     11/01/2015   06/14/2010(A)       12,287,614
      15,000   IL Dept. of Central Mangement Services COP(3)                  6.200     07/01/2014   07/01/2010(A)           15,137
   1,080,000   IL Devel. Finance Authority (Adams County
               Mental Health Center/Adult Comprehensive Human
               Services Obligated Group)(1)                                   6.000     07/01/2015   01/01/2010(A)        1,082,052
      10,000   IL Devel. Finance Authority (Community
               Rehabilitation Providers)(1)                                   5.700     07/01/2019   04/12/2017(B)            9,736
       5,000   IL Devel. Finance Authority (Community
               Rehabilitation Providers)(1)                                   6.050     07/01/2019   06/01/2010(A)            4,993
       5,000   IL Devel. Finance Authority (Lester and Rosalie
               Anixter Center/CCAR Industries Obligated
               Group)(1)                                                      5.500     07/01/2012   07/01/2010(A)            5,015
   2,540,000   IL Devel. Finance Authority (Olin Corp.)(1)                    6.750     03/01/2016   03/01/2016           2,454,224
   4,835,000   IL Devel. Finance Authority (Provena Health)(1)                5.750     05/15/2014   05/15/2010(A)        4,865,315
   2,750,000   IL Devel. Finance Authority (Provena Health)(1)                5.750     05/15/2015   05/15/2010(A)        2,763,860
     100,000   IL Devel. Finance Authority (Provena Health)(1)                5.750     05/15/2016   05/15/2010(A)          100,436


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
ILLINOIS CONTINUED
$     50,000   IL Devel. Finance Authority (Roosevelt                         5.250%    04/01/2022   10/05/2021(B) $         47,482
               University)(1)
      30,000   IL Devel. Finance Authority (Round Lake)(1)                    5.450     01/01/2019   01/01/2010(A)           30,027
  23,605,000   IL Devel. Finance Authority Environmental
               Facilities (Citgo Petroleum Corp.)(1)                          8.000     06/01/2032   06/01/2012(A)       23,877,638
     945,000   IL Devel. Finance Authority Pollution Control
               (Illinois Power Company)(1)                                    5.700     02/01/2024   02/01/2010(A)          945,123
      80,000   IL Devel. Finance Authority Water Facilities
               (Northern Illinois Water Company)(1)                           5.000     02/01/2028   02/01/2028              76,866
     285,000   IL Devel. Finance Authority Water Facilities
               (Northern Illinois Water Company)(1)                           5.500     12/01/2026   12/01/2010(A)          285,020
      50,000   IL Educational Facilities Authority (Robert
               Morris College)(1)                                             5.250     06/01/2014   06/01/2010(A)           50,152
     100,000   IL Educational Facilities Authority (Robert
               Morris College)(1)                                             5.375     06/01/2015   06/01/2010(A)          100,301
   1,395,000   IL GO(1)                                                       5.125     12/01/2017   06/01/2010(A)        1,399,464
   2,280,000   IL GO(1)                                                       5.250     12/01/2020   06/01/2010(A)        2,287,182
     100,000   IL GO(1)                                                       5.600     04/01/2020   04/01/2010(A)          101,041
      40,000   IL GO(1)                                                       6.100     01/01/2020   01/01/2010(A)           40,161
  20,200,000   IL Health Facilities Authority (Bromenn
               Healthcare)(1)                                                 6.250     08/15/2018   02/01/2010(A)       20,227,270
      40,000   IL Health Facilities Authority (Condell Medical
               Center/Medical Center Properties Obligated
               Group)(1)                                                      6.350     05/15/2015   05/15/2010(A)           41,287
      25,000   IL Health Facilities Authority (Holy Family
               Medical Center)(1)                                             5.125     08/15/2017   08/15/2010(A)           25,002
   6,117,000   IL Health Facilities Authority (Ingalls Health
               System)(1)                                                     6.250     05/15/2014   05/15/2010(A)        6,177,375
   8,415,000   IL Health Facilities Authority (Loyola
               University Health System)(1)                                   5.375     07/01/2017   01/01/2010(A)        8,418,114
      50,000   IL Health Facilities Authority (Sarah Bush
               Lincoln Health Center)(1)                                      6.000     02/15/2026   02/15/2010(A)           50,025
      25,000   IL Health Facilities Authority (Sherman Health
               System)(1)                                                     5.250     08/01/2027   09/07/2025(B)           22,676
     250,000   IL Health Facilities Authority (Sherman Health
               System)(1)                                                     5.500     08/01/2012   02/01/2010(A)          250,248
   6,520,000   IL Hsg. Devel. Authority (Crystal Lake
               Preservation Corp.)(1)                                         5.800     12/20/2041   12/20/2016(A)        6,861,648
      65,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)                   5.500     08/01/2026   04/01/2010(C)           67,676
   1,010,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)                   5.500     08/01/2028   12/06/2023(B)        1,005,879
      25,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)                   5.600     08/01/2027   02/01/2012(A)           25,277


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
ILLINOIS CONTINUED
$    200,000   IL Hsg. Devel. Authority, Series C-2(1)                        5.250%    08/01/2022   08/01/2012(A) $        202,590
   8,400,000   IL Metropolitan Pier & Exposition Authority(3)                 5.375     06/01/2014   06/01/2010(A)        8,428,476
     565,000   IL Metropolitan Pier & Exposition Authority(3)                 6.500     06/15/2027   06/01/2010(A)          566,316
      15,000   IL Metropolitan Pier & Exposition Authority(3)                 6.500     06/15/2027   06/01/2010(A)           15,035
      10,000   IL Metropolitan Pier & Exposition Authority(3)                 6.500     06/15/2027   06/15/2010(A)           10,023
      25,000   IL Metropolitan Pier & Exposition Authority
               (McCormick Place Exposition)(1)                                5.500     12/15/2024   06/15/2010(A)           25,333
      25,000   IL Sales Tax(1)                                                5.000     06/15/2016   06/01/2010(A)           25,074
   2,795,000   IL Sales Tax(1)                                                5.250     06/15/2018   06/01/2010(A)        2,803,469
      25,000   IL Sales Tax, Series U(1)                                      5.000     06/15/2012   06/01/2010(A)           25,082
      90,000   Joliet, IL GO(1)                                               6.250     01/01/2011   01/01/2010(A)           92,230
      40,000   Lake County, IL HFC, Series A(1)                               6.800     05/01/2023   06/14/2010(A)           40,063
   4,510,000   Lombard, IL Public Facilities Corp. (Conference
               Center & Hotel)(1)                                             5.500     01/01/2020   08/11/2018(B)        3,461,064
      30,000   Rockford, IL Mtg. (Faust Landmark Apartments)(3)               6.750     01/01/2018   07/01/2010(A)           30,293
     150,000   Southwestern IL Devel. Authority
               (Illinois-American Water Company)(1)                           5.000     02/01/2028   02/01/2028             141,141
      50,000   Will-Kankakee, IL Regional Devel. Authority
               (Consumers Illinois Water Company)(1)                          5.400     09/01/2030   09/01/2030              47,261
                                                                                                                   ----------------
                                                                                                                        203,279,491
                                                                                                                   ----------------
INDIANA--0.3%
      95,000    De Kalb County, IN Redevel. Authority(1)                      6.000     07/15/2018   01/15/2010(A)           95,081
   2,420,000    East Chicago, IN Exempt Facilities (Inland
                Steel Company)(1)                                             6.700     11/01/2012   11/01/2012           2,344,230
      30,000    Fort Wayne, IN Sewage Works(1)                                5.000     08/01/2012   02/01/2010(A)           30,096
      60,000    Frankfort, IN Middle Schools Building Corp.(1)                5.500     07/10/2010   01/01/2010(A)           60,230
   2,250,000    Hammond, IN Redevel. District (Marina Area)(1)                6.000     01/15/2017   05/10/2015(B)        2,280,308
     225,000    IN Devel. Finance Authority (USX Corp.)(1)                    6.150     07/15/2022   01/15/2010(A)          225,056
     240,000    IN Devel. Finance Authority (USX Corp.)(1)                    6.250     07/15/2030   07/15/2030             239,983
      35,000    IN Health Facility Financing Authority
                (Community Hospital of Anderson)(1)                           6.000     01/01/2014   06/01/2010(A)           35,070
     165,000    IN Health Facility Financing Authority
                (Community Hospital of Anderson)(1)                           6.000     01/01/2023   01/01/2010(A)          165,120


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
INDIANA CONTINUED
$    570,000   IN Health Facility Financing Authority (Kings
               Daughters Hospital Assoc.)(1)                                  5.625%    08/15/2027   04/03/2020(B) $        549,902
      55,000   IN Health Facility Financing Authority (Munster
               Medical Research Foundation/St. Catherine
               Hospital Obligated Group)(1)                                   5.500     08/01/2013   08/01/2012(A)           57,046
      25,000   IN HFA (Single Family Mtg.)(1)                                 5.250     07/01/2023   07/01/2011(A)           25,008
       5,000   IN HFA (Single Family Mtg.)(1)                                 5.600     07/01/2021   01/01/2011(A)            5,075
     350,000   IN Hsg. & Community Devel. Authority (Single
               Family Mtg.)(1)                                                5.250     01/01/2037   07/01/2017(A)          362,117
     100,000   IN Hsg. & Community Devel. Authority (Single
               Family Mtg.)(1)                                                6.450     01/01/2040   07/01/2018(A)          107,746
     360,000   IN Municipal Power Agency,
               Series A(1)                                                    5.300     01/01/2023   01/01/2010(A)          360,266
     535,000   Madison County, IN Hospital Authority
               (Community Hospital of Anderson)(1)                            8.000     01/01/2014   06/14/2010(A)          537,611
      40,000   New Albany, IN Hospital Facilities (Mercy
               Health System)(1)                                              5.625     01/01/2027   07/24/2022(B)           38,663
      25,000   Perry County, IN Redevel. Authority(1)                         6.000     02/01/2012   06/14/2010(A)           25,068
      10,000   Petersburg, IN Pollution Control (Indianapolis
               Power & Light Company)(1)                                      6.375     11/01/2029   11/01/2029               9,894
                                                                                                                   ----------------
                                                                                                                          7,553,570
                                                                                                                   ----------------
IOWA--0.0%
      15,000   Des Moines, IA Aviation System, Series B(1)                    5.125     07/01/2018   01/01/2010(A)           15,008
      50,000   IA Finance Authority (Genesis Medical Center)(1)               5.200     07/01/2022   07/01/2010(A)           49,999
      20,000   IA Finance Authority (Trinity Health)(1)                       6.000     12/01/2027   12/01/2011(A)           20,476
     800,000   IA Finance Authority Retirement Community
               (Friendship Haven)(1)                                          5.250     11/15/2014   11/26/2013(B)          793,352
      75,000   IA Student Loan Liquidity Corp.(1)                             6.125     12/01/2011   06/01/2010(A)           75,257
      20,000   Polk County, IA GO(3)                                          5.000     06/01/2013   06/01/2010(A)           20,073
                                                                                                                   ----------------
                                                                                                                            974,165
                                                                                                                   ----------------
KANSAS--2.1%
      65,000   KS Devel. Finance Authority Health Facilities
               (St. Lukes/Shawnee Mission Health System)(1)                   5.375     11/15/2026   11/15/2010(A)           65,003
     115,000   La Cygne, KS Pollution Control (Kansas Gas &
               Electric Company)(1)                                           5.100     03/01/2023   03/01/2010(A)          115,045
     675,000   Pittsburgh, KS Transportation Devel. District
               (N. Broadway-Pittsburgh Town Center)(1)                        4.800     04/01/2027   08/18/2020(B)          475,092


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
KANSAS CONTINUED
$  7,175,000   Sedgwick & Shawnee Counties, KS Hsg. (Single                   5.250%    12/01/2038   06/08/2016(C) $      7,461,632
               Family Mtg.)(5)
   6,255,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
               Family Mtg.)(5)                                                5.250     12/01/2038   06/01/2017(A)        6,517,347
   5,340,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
               Family Mtg.)(5)                                                5.550     06/01/2038   06/01/2021(A)        5,504,063
     525,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
               Family Mtg.)(1)                                                5.650     12/01/2036   08/01/2011(C)          544,304
  14,050,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
               Family Mtg.)(5)                                                5.800     12/01/2038   06/01/2015(C)       14,680,634
      10,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
               Family Mtg.)(1)                                                5.850     06/01/2028   10/01/2010(C)           10,128
  11,410,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
               Family Mtg.)(5)                                                5.875     06/01/2039   06/01/2020(A)       11,974,548
     165,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
               Family Mtg.)(1)                                                6.950     06/01/2029   04/01/2012(C)          178,966
      15,000   Shawnee, KS Multifamily Hsg. (Thomasbrook
               Apartments)(1)                                                 5.500     04/01/2024   06/14/2010(A)           15,008
                                                                                                                   ----------------
                                                                                                                         47,541,770
                                                                                                                   ----------------
KENTUCKY--1.3%
     150,000   Jefferson County, KY Health Facilities (JHHS)(1)               5.750     01/01/2026   01/01/2010(A)          150,051
      55,000   Jefferson County, KY Health Facilities
               (JHHS/JHP/JHF Obligated Group)(1)                              5.700     01/01/2021   01/01/2010(A)           55,039
   2,535,000   Jefferson County, KY Health Facilities
               (University Medical Center)(1)                                 5.500     07/01/2017   01/01/2010(A)        2,537,205
     120,000   Kenton County, KY Airport (Delta
               Airlines)(2, 3, 8)                                             8.000     12/01/2015   12/01/2015                   1
      50,000   KY EDFA (Pikeville Medical Center)(1)                          5.625     02/01/2017   01/01/2010(A)           50,046
     110,000   KY EDFA (Pikeville Medical Center)(1)                          5.700     02/01/2028   08/26/2023(A)          110,028
      20,000   KY Hsg. Corp.(1)                                               5.300     07/01/2018   07/01/2010(A)           20,466
      15,000   KY Hsg. Corp.(1)                                               5.350     01/01/2021   07/01/2011(A)           15,146
      15,000   KY Hsg. Corp.(1)                                               5.450     07/01/2022   01/01/2012(A)           15,224
      20,000   KY Hsg. Corp., Series C(1)                                     5.375     07/01/2027   01/01/2012(A)           20,240
      80,000   KY Infrastructure Authority(1)                                 5.700     06/01/2013   06/01/2010(A)           80,966
  26,220,000   Louisville & Jefferson County, KY Metropolitan
               Government Health Facilities (Jewish Hospital &
               St. Mary's Healthcare)(1)                                      6.000     02/01/2022   02/01/2013(A)       27,049,863
     100,000   Madison County, KY Industrial Building
               (McCready Manor)(3)                                            5.300     06/01/2011   06/01/2010(A)          102,270
                                                                                                                   ----------------
                                                                                                                         30,206,545
                                                                                                                   ----------------
LOUISIANA--4.3%
     120,000   Caddo Parish, LA Industrial Devel. Board
               (Pennzoil Products Company)(1)                                 5.600     12/01/2028   12/01/2010(A)          120,216


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
LOUISIANA CONTINUED
$     70,000   Calcasieu Parish, LA Industrial Devel. Board (Citgo
               Petroleum Corp.)(1)                                            6.000%    07/01/2023   07/01/2023    $         62,601
     235,000   Calcasieu Parish, LA Industrial Devel. Board
               (ConocoPhillips Holding Company/E.I. Dupont de Nemours
               Obligated Group)(1)                                            5.750     12/01/2026   06/01/2010(A)          235,094
   3,820,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
               Control (Entergy Gulf States)(1)                               5.450     07/01/2010   07/01/2010           3,821,146
     480,000   Calcasieu Parish, LA Public Trust Authority(1)                 5.000     04/01/2028   04/01/2016(C)          491,218
     190,000   De Soto Parish, LA Environmental Improvement
               (International Paper Company)(1)                               5.600     11/01/2022   11/01/2022             181,775
     140,000   De Soto Parish, LA Environmental Improvement
               (International Paper Company)(1)                               6.375     05/01/2025   05/01/2012(A)          140,963
      35,000   East Baton Rouge, LA Mtg. Finance Authority (GNMA &
               FNMA Mtg.)(1)                                                  5.600     04/01/2022   04/01/2010(A)           35,510
       5,000   East Baton Rouge, LA Mtg. Finance Authority (GNMA &
               FNMA Mtg.)(1)                                                  5.700     10/01/2033   06/14/2010(C)            5,084
      35,000   East Baton Rouge, LA Mtg. Finance Authority (Single
               Family Mtg.)(1)                                                5.500     10/01/2025   06/14/2010(A)           35,022
      75,000   Iberville Parish, LA Pollution Control (Entergy Gulf
               States)(1)                                                     5.700     01/01/2014   01/01/2014              74,447
     505,000   Jefferson Parish, LA Home Mtg. Authority (Single
               Family Mtg.)(1)                                                5.875     12/01/2021   07/01/2012(C)          518,983
   3,000,000   LA HFA (La Chateau)(1)                                         6.000     09/01/2017   07/31/2014(C)        3,023,520
     230,000   LA HFA (Single Family Mtg.)(1)                                 5.800     06/01/2035   02/01/2012(C)          236,293
       5,000   LA HFA (Single Family Mtg.)(1)                                 5.900     12/01/2011   09/01/2010(C)            5,167
      15,000   LA HFA (Single Family Mtg.)(1)                                 5.900     12/01/2011   06/01/2010(C)           15,503
     935,000   LA HFA (Single Family Mtg.)(1)                                 6.375     06/01/2033   06/01/2012(C)          979,843
     105,000   LA HFA (Single Family Mtg.)(1)                                 7.450     12/01/2031   09/01/2010(C)          108,073
      20,000   LA HFA (St. Dominic Assisted Care)(3)                          6.300     09/01/2015   09/01/2010(A)           20,030
   2,070,000   LA Local Government EF&CD Authority (Bellemont
               Apartments)(1)                                                 6.000     09/01/2022   05/22/2018(B)        1,723,606
   7,000,000   LA Public Facilities Authority (Centenary College)(1)          5.625     02/01/2019   01/09/2015(B)        6,382,460
   6,000,000   LA Public Facilities Authority (Louisiana Water
               Company)(1)                                                    5.450     02/01/2013   02/01/2010(A)        6,012,000
     245,000   LA Public Facilities Authority (Touro Infirmary)(1)            5.625     08/15/2029   07/18/2026(B)          184,321
   7,500,000   LA State Citizens Property Insurance(1)                        6.125     06/01/2024   06/01/2013(A)        7,939,800
     150,000   LA State University & Agricultural & Mechanical
               College (Health Sciences Center)(1)                            6.200     05/01/2020   05/01/2010(A)          153,785


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
LOUISIANA CONTINUED
$  9,195,000   LA Tobacco Settlement Financing Corp. (TASC)(1)                5.875%    05/15/2039   09/27/2016(B) $      8,501,513
  52,510,000   LA Tobacco Settlement Financing Corp. (TASC), Series
               B(1)                                                           5.500     05/15/2030   05/15/2012(A)       52,526,803
   2,000,000   Morehouse Parish, LA Pollution Control (International
               Paper Company)(1)                                              5.250     11/15/2013   11/15/2013           2,048,300
      25,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N.
               Morial)(3)                                                     5.250     07/15/2011   06/14/2010(A)           25,022
     230,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N.
               Morial)(1)                                                     5.600     07/15/2025   10/02/2022(B)          207,642
      20,000   New Orleans, LA Finance Authority (Single Family
               Mtg.)(1)                                                       5.350     12/01/2028   08/20/2010(B)           19,760
       5,000   New Orleans, LA Home Mtg. Authority (Single Family
               Mtg.)(1)                                                       6.000     12/01/2021   06/01/2010(A)            5,089
      30,000   New Orleans, LA Sewage Service(1)                              5.400     06/01/2017   06/01/2017              29,125
      15,000   Orleans Parish, LA Parishwide School District(3)               5.000     09/01/2014   09/01/2014              15,008
      70,000   Orleans Parish, LA Parishwide School District(3)               5.000     09/01/2015   09/01/2015              70,018
      15,000   Orleans Parish, LA Parishwide School District(1)               5.125     09/01/2021   09/13/2020(B)           14,457
      55,000   Orleans Parish, LA Parishwide School District(1)               5.125     09/01/2022   10/10/2020(B)           52,361
      50,000   Orleans Parish, LA Parishwide School District(3)               5.300     09/01/2014   03/01/2010(A)           50,040
     170,000   Orleans Parish, LA Parishwide School District(1)               5.375     09/01/2017   03/01/2010(A)          170,014
      15,000   Orleans Parish, LA School Board(3)                             5.300     09/01/2012   09/01/2010(A)           15,003
     110,000   Orleans Parish, LA School Board(3)                             5.300     09/01/2013   09/01/2010(A)          109,991
     150,000   Orleans Parish, LA School Board, Series B(3)                   5.200     02/01/2014   02/01/2010(A)          147,027
     340,000   Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)(1)          6.100     08/01/2019   12/26/2015(B)          239,000
       5,000   Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)(1)          6.125     08/01/2010   02/05/2010(B)            4,896
      35,000   Slidell, LA Utilities(1)                                       5.550     04/01/2016   06/14/2010(A)           35,067
      30,000   St. John Baptist Parish, LA (USX Corp.)(1)                     5.350     12/01/2013   12/01/2013              29,784
      25,000   Tangipahoa Parish, LA School Board Sales & Use Tax(1)          5.350     03/15/2010   03/15/2010              25,084
      55,000   West Feliciana Parish, LA Pollution Control (Entergy
               Gulf States)(1)                                                5.800     12/01/2015   12/01/2010(A)           55,120
      95,000   West Feliciana Parish, LA Pollution Control (Entergy
               Gulf States)(1)                                                5.800     04/01/2016   04/01/2010(A)           95,043
                                                                                                                   ----------------
                                                                                                                         96,997,627
                                                                                                                   ----------------


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MAINE--0.3%
$  1,800,000   Jay, ME Environmental Improvement (International Paper
               Company)(1)                                                    6.250%    09/01/2023   09/01/2011(A) $      1,772,082
     345,000   Jay, ME Solid Waste Disposal (International Paper
               Company)(1)                                                    5.125     06/01/2018   06/01/2018             337,155
   5,025,000   Jay, ME Solid Waste Disposal (International Paper
               Company)(1)                                                    6.200     09/01/2019   09/01/2011(A)        5,075,853
   2,000,000   ME Finance Authority Solid Waste Recycling Facilities
               (Great Northern Paper)(2, 3)                                   7.750     10/01/2022   10/01/2022             480,000
       5,000   ME H&HEFA, Series A(3)                                         5.875     07/01/2025   01/01/2010(A)            5,010
      15,000   ME H&HEFA, Series A(1)                                         6.000     07/01/2024   01/01/2010(A)           15,058
      20,000   ME Hsg. Authority(1)                                           5.375     11/01/2012   05/15/2012(A)           20,053
      40,000   ME Hsg. Authority, Series C(3)                                 5.450     11/15/2023   05/15/2010(A)           40,029
      15,000   ME Municipal Bond Bank, Series B(1)                            5.850     11/01/2020   06/01/2010(A)           15,062
      25,000   Winslow, ME (Crowe Rope Industries)(1)                         6.000     03/01/2012   09/01/2010(A)           25,077
                                                                                                                   ----------------
                                                                                                                          7,785,379
                                                                                                                   ----------------
MARYLAND--0.3%
      65,000   Baltimore, MD Port Facilities (E.I. DuPont de
               Nemours)(1)                                                    6.500     10/01/2011   10/01/2010(A)           65,178
     655,000   Baltimore, MD Port Facilities (E.I. DuPont de
               Nemours)(1)                                                    6.500     10/01/2011   10/01/2010(A)          656,795
     430,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           5.125     04/01/2021   04/01/2011(A)          432,064
      90,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           5.150     03/01/2018   03/01/2011(A)           90,444
       5,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           5.350     07/01/2041   01/01/2011(A)            4,992
      25,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           5.375     09/01/2024   03/01/2011(A)           25,162
     245,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           5.650     07/01/2039   03/01/2011(A)          245,069
       5,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           5.850     07/01/2014   07/01/2010(A)            5,007
   2,600,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           6.000     07/01/2039   10/01/2010(A)        2,601,846
     500,000   MD Community Devel. Administration (Dept. of Hsg. &
               Community Devel.)(1)                                           6.250     07/01/2031   01/01/2010(A)          500,410


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MARYLAND CONTINUED
$     65,000   MD H&HEFA (Johns Hopkins Hospital)(1)                          5.500%    07/01/2026   06/14/2010(A) $         65,020
      50,000   MD H&HEFA (Medlantic/Helix Parent)(1)                          5.250     08/15/2013   02/15/2010(A)           50,145
      55,000   MD Industrial Devel. Financing Authority (Bon Secours
               Health System)(1)                                              5.500     08/15/2020   08/15/2010(A)           55,030
      10,000   Montgomery County, MD Hsg. Opportunities Commission
               (Multifamily Mtg.), Series B(1)                                6.400     07/01/2028   07/01/2010(A)           10,013
   1,200,000   Montgomery County, MD Hsg. Opportunities Commission
               (Single Family Mtg.)(1)                                        5.750     07/01/2029   09/01/2013(C)        1,243,392
      80,000   Prince Georges County, MD Hsg. Authority (Langley
               Gardens Apartments)(1)                                         5.750     08/20/2029   09/02/2024(B)           76,726
      10,000   Prince Georges County, MD Hsg. Authority (Single
               Family)(1)                                                     6.150     08/01/2019   03/01/2010(C)           10,085
      10,000   Prince Georges County, MD Hsg. Authority (University
               Landing Apartments)(1)                                         6.000     09/20/2029   09/20/2010(A)           10,202
                                                                                                                   ----------------
                                                                                                                          6,147,580
                                                                                                                   ----------------
MASSACHUSETTS--3.2%
      35,000   MA Devel. Finance Agency (Curry College)(1)                    6.000     03/01/2031   03/01/2011(A)           35,075
   2,800,000   MA Devel. Finance Agency (Springfield Res Rec)(1)              5.625     06/01/2019   06/01/2010(A)        2,848,048
   3,850,000   MA Devel. Finance Agency (VOA Ayer)(1)                         6.200     02/20/2046   02/20/2020(A)        3,990,025
   9,430,000   MA Educational Financing Authority(1)                          5.300     01/01/2016   07/01/2010(A)        9,488,277
   1,385,000   MA Educational Financing Authority, Series A(1)                5.920     12/01/2014   12/01/2010(A)        1,401,648
     890,000   MA Educational Financing Authority, Series A(1)                6.000     12/01/2016   06/01/2010(A)          900,128
   1,095,000   MA Educational Financing Authority, Series A(1)                6.050     12/01/2017   06/01/2010(A)        1,107,275
       5,000   MA Educational Financing Authority, Series E(1)                5.750     07/01/2012   06/14/2010(A)            5,013
      10,000   MA H&EFA (Beverly Hospital Corp.)(1)                           5.625     07/01/2013   01/01/2010(A)           10,015
      70,000   MA H&EFA (Cape Cod Healthcare)(1)                              5.450     11/15/2023   10/22/2019(B)           66,027
      50,000   MA H&EFA (Capital Asset Program)(1)                            0.704(9)  07/01/2030   10/14/2019(B)           33,720
     155,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)             5.625     07/01/2020   08/10/2018(B)          151,699


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MASSACHUSETTS CONTINUED
$    180,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)             5.700%    07/01/2015   05/15/2012(A) $        180,965
  17,300,000   MA H&EFA (Hebrew College)(1)                                   0.700(9)  07/01/2031   10/20/2024(B)       10,262,360
   1,500,000   MA H&EFA (Lowell General Hospital)(1)                          5.250     06/01/2016   06/01/2010(A)        1,501,995
   1,350,000   MA H&EFA (Nichols College)(1)                                  6.000     10/01/2017   08/15/2014(B)        1,335,879
     180,000   MA H&EFA (Schepens Eye Research Institute)(1)                  6.500     07/01/2028   07/01/2012(A)          181,089
   1,255,000   MA H&EFA (Valley Regional Health System)(1)                    5.750     07/01/2018   01/23/2017(B)        1,233,527
     950,000   MA H&EFA (Valley Regional Health System)(3)                    6.375     07/01/2014   07/01/2010(A)          950,732
   3,005,000   MA HFA (Rental Mtg.)(1)                                        5.600     01/01/2045   07/01/2012(A)        3,018,192
      15,000   MA HFA (Rental)(3)                                             6.050     07/01/2020   06/14/2010(A)           15,003
   4,300,000   MA HFA (Rental)(1)                                             6.150     07/01/2032   01/01/2010(A)        4,301,333
      30,000   MA HFA (Rental)(3)                                             6.250     07/01/2040   01/01/2010(A)           30,010
     130,000   MA HFA, Series A(1)                                            5.050     06/01/2010   06/01/2010             130,884
     210,000   MA HFA, Series A(3)                                            5.150     12/01/2011   06/01/2010(A)          211,331
      35,000   MA HFA, Series A(1)                                            5.500     07/01/2040   02/24/2035(B)           28,345
   2,000,000   MA HFA, Series A(1)                                            6.000     07/01/2041   01/01/2011(A)        2,006,140
   4,180,000   MA HFA, Series H(1)                                            6.650     07/01/2041   01/12/2031(A)        4,206,000
     525,000   MA Industrial Finance Agency (Arbors at Taunton)(1)            5.300     06/20/2019   06/20/2011(A)          527,851
     265,000   MA Industrial Finance Agency (Avon Associates)(1)              5.375     04/01/2020   04/01/2010(A)          265,098
     985,000   MA Industrial Finance Agency (Heights Crossing)(1)             6.150     02/01/2035   02/01/2010(A)          985,296
     470,000   MA Industrial Finance Agency (Massachusetts American
               Water Company)(1)                                              6.250     12/01/2010   06/01/2010(A)          470,747
     930,000   MA Industrial Finance Agency (Massachusetts American
               Water Company)(1)                                              6.750     12/01/2025   01/18/2024(B)          929,926
   2,155,000   MA Industrial Finance Agency (Massachusetts American
               Water Company)(1)                                              6.900     12/01/2029   07/01/2028(B)        2,152,048
   1,000,000   MA Port Authority (Delta Air Lines)                            5.500     01/01/2019   01/01/2019             852,770
  16,500,000   MA Port Authority (Delta Air Lines)                            5.500     01/01/2022   01/01/2022          13,399,320
     225,000   MA Port Authority (US Airways)(1)                              5.750     09/01/2016   10/12/2014(B)          213,264
     435,000   MA Port Authority (US Airways)(1)                              6.000     09/01/2021   10/13/2019(B)          375,375
   1,095,000   MA Turnpike Authority, Series A(1)                             5.125     01/01/2023   01/01/2010(A)        1,095,361
     835,000   MA Turnpike Authority, Series A(3)                             5.550     01/01/2017   01/01/2010(A)          838,616
                                                                                                                   ----------------
                                                                                                                         71,736,407
                                                                                                                   ----------------
MICHIGAN--2.2%
     500,000   Detroit, MI GO(1)                                              5.250     04/01/2014   04/01/2014             479,920


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MICHIGAN CONTINUED
$    225,000   Detroit, MI Local Devel. Finance Authority (Chrysler
               Corp.)(1)                                                      5.375%    05/01/2018   08/27/2014(B) $         80,303
   3,070,000   Dickinson County, MI Healthcare System(1)                      5.700     11/01/2018   12/09/2016(B)        3,046,637
      25,000   Farmington Hills, MI EDC (Botsford General Hospital)(1)        5.700     02/15/2015   02/15/2010(A)           25,020
     155,000   Flint, MI Hospital Building Authority (Hurley Medical
               Center)(1)                                                     5.375     07/01/2020   01/23/2019(B)          136,659
      10,000   Huron Shore, MI Regional Utility Authority (Water &
               Sewer System)(1)                                               5.625     05/01/2015   05/01/2010(A)           10,212
      20,000   Kalamazoo, MI (Downtown Devel.)(1)                             6.000     04/01/2013   10/01/2010(A)           20,279
      20,000   MI Higher Education Student Loan Authority(1)                  5.400     06/01/2018   06/01/2010(A)           20,032
     250,000   MI Hospital Finance Authority (Detroit Medical Center
               Obligated Group)(1)                                            5.250     08/15/2028   07/25/2027(B)          185,733
      50,000   MI Hospital Finance Authority (Holland Community
               Hospital)(1)                                                   5.625     01/01/2028   03/21/2025(A)           50,008
   1,000,000   MI Hospital Finance Authority (Memorial Hospital)(1)           5.875     11/15/2021   11/15/2010(A)        1,002,110
     460,000   MI Hospital Finance Authority (OUH/OHP/OHS Obligated
               Group)(1)                                                      6.000     04/01/2022   04/01/2013(A)          467,806
      20,000   MI Hospital Finance Authority (St. John Hospital)(1)           5.750     05/15/2016   05/15/2010(A)           20,969
     680,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)                      6.100     10/01/2033   04/01/2010(A)          680,320
      75,000   MI Hsg. Devel. Authority, Series A(1)                          5.300     10/01/2037   04/01/2011(B)           74,777
      25,000   MI Municipal Bond Authority(3)                                 7.100     11/01/2014   06/14/2010(A)           25,123
     845,000   MI Public Educational Facilities Authority (Old
               Redford Academy)(1)                                            5.000     12/01/2013   01/05/2012(B)          828,506
     520,000   MI Strategic Fund Limited Obligation (Ford Motor
               Company), Series A                                             6.550     10/01/2022   10/01/2022             446,118
   1,425,000   MI Strategic Fund Solid Waste (S.D. Warren &
               Company)(1)                                                    7.375     01/15/2022   01/15/2022           1,155,134
  12,980,000   MI Tobacco Settlement Finance Authority(1)                     5.125     06/01/2022   07/12/2013(B)       11,576,213
     750,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series
               A(1)                                                           6.600     06/01/2022   06/01/2010(A)          751,170
  20,000,000   Royal Oak, MI Hospital Finance Authority (William
               Beaumont Hospital)(1)                                          6.250     08/01/2023   08/01/2014(A)       20,640,000
   4,680,000   Saginaw, MI Hospital Finance Authority (Covenant
               Medical Center)(1)                                             6.500     07/01/2030   07/01/2011(A)        4,741,402
   1,750,000   Wayne County, MI Building Authority(3)                         5.250     06/01/2016   06/01/2010(A)        1,756,318


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MICHIGAN CONTINUED
$     55,000   Wayne, MI Charter County Airport (Detroit Metropolitan
               Wayne County)(1)                                               5.000%    12/01/2019   12/01/2019    $         53,243
     830,000   Wayne, MI Charter County Airport (Detroit Metropolitan
               Wayne County)(1)                                               5.250     12/01/2012   12/01/2010(A)          835,661
      20,000   Wayne, MI Charter County Airport (Detroit Metropolitan
               Wayne County)(1)                                               5.250     12/01/2014   12/01/2010(A)           20,121
      25,000   Wayne, MI Charter County Airport (Detroit Metropolitan
               Wayne County)(1)                                               5.250     12/01/2018   12/01/2010(A)           25,043
      10,000   Wayne, MI Charter County Airport (Detroit Metropolitan
               Wayne County)(1)                                               5.375     12/01/2015   12/01/2010(A)           10,058
      25,000   Wexford County, MI Water Supply System(1)                      5.850     11/01/2012   11/01/2010(A)           25,583
                                                                                                                   ----------------
                                                                                                                         49,190,478
                                                                                                                   ----------------
MINNESOTA--2.9%
      60,000   Becker, MN Pollution Control (Northern States Power
               Company)(1)                                                    8.500     03/01/2019   08/27/2012(A)           67,778
  58,000,000   Becker, MN Pollution Control (Northern States Power
               Company)(1)                                                    8.500     04/01/2030   08/27/2012(A)       64,394,500
      45,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza)(3)          5.100     12/20/2018   01/01/2010(A)           45,024
     755,000   MN Agricultural & Economic Devel. Board(1)                     7.250     08/01/2020   08/01/2010(A)          756,487
     175,000   MN HFA (Single Family Mtg.)(1)                                 5.600     07/01/2013   01/01/2010(A)          175,460
     175,000   Olmsted County, MN Health Care Facilities (Olmsted
               Medical Group)(1)                                              5.550     07/01/2019   02/25/2017(B)          174,988
     885,000   St. Paul, MN Hsg. & Redevel. Authority (559 Capital
               Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)(1)                  5.700     11/01/2015   06/30/2013(B)          881,460
                                                                                                                   ----------------
                                                                                                                         66,495,697
                                                                                                                   ----------------
MISSISSIPPI--0.4%
   3,000,000   Adams County, MS Environmental Improvement
               (International Paper Company)(1)                               6.250     09/01/2023   09/01/2011(A)        3,009,360
     285,000   Biloxi, MS Hsg. Authority (Beauvoir Apartments)(1)             6.250     09/01/2031   02/03/2027(B)          185,256
      65,000   Gulfport, MS Hospital Facility (Memorial Hospital at
               Gulfport)(1)                                                   6.125     07/01/2015   01/01/2010(A)           65,114
     745,000   Gulfport, MS Hospital Facility (Memorial Hospital at
               Gulfport)(1)                                                   6.200     07/01/2018   07/01/2010(A)          745,760
     300,000   Jackson County, MS Port Improvement(1)                         5.250     05/01/2012   06/14/2010(A)          300,573


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MISSISSIPPI CONTINUED
$    290,000   Jackson County, MS Port Improvement(1)                         5.250%    05/01/2013   06/14/2010(A) $        290,473
     100,000   MS Business Finance Corp. (Bomaine Corp.)(1)                   5.750     05/01/2015   05/01/2015              96,393
      35,000   MS Devel. Bank Special Obligation(1)                           5.500     07/01/2031   07/01/2011(A)           37,511
     165,000   MS Devel. Bank Special Obligation(1)                           5.500     07/01/2031   07/01/2011(A)          165,635
      10,000   MS Higher Education Assistance Corp. (Student Loan)(1)         6.800     09/01/2016   09/01/2016               8,802
   2,750,000   MS Higher Education Assistance Corp., Series C(1)              6.750     09/01/2014   09/01/2014           2,526,728
     345,000   MS Home Corp. (Single Family Mtg.)(1)                          5.300     12/01/2023   04/01/2013(A)          345,245
     140,000   MS Home Corp. (Valley State Student Hsg.)                      5.200     12/01/2023   01/08/2022(B)           57,663
     105,000   MS Home Corp. (Valley State Student Hsg.)                      5.300     12/01/2028   01/08/2027(B)           43,214
      15,000   MS Home Corp., Series A(1)                                     6.300     06/01/2031   06/01/2014(A)           15,497
      50,000   MS Small Business Enterprise(1)                                5.700     12/01/2013   06/01/2010(A)           50,115
      20,000   Tupelo, MS GO(1)                                               5.900     08/01/2013   02/01/2010(A)           20,084
   1,075,000   Warren County, MS Environmental Improvement
               (International Paper Company)(1)                               6.250     09/01/2023   09/01/2011(A)        1,074,785
                                                                                                                   ----------------
                                                                                                                          9,038,208
                                                                                                                   ----------------
MISSOURI--0.6%
      20,000   Bates County, MO Hospital (Bates County Memorial
               Hospital)(1)                                                   5.700     03/01/2026   04/09/2024(B)           18,696
     175,000   Belton, MO Tax Increment (Belton Town Center)(1)               5.000     03/01/2014   09/06/2013(B)          168,681
     125,000   Belton, MO Tax Increment (Belton Town Center)(1)               5.125     03/01/2015   03/01/2015             118,781
     100,000   Belton, MO Tax Increment (Belton Town Center)(1)               5.250     03/01/2016   03/01/2016              93,722
   1,100,000   Branson, MO IDA (Branson Hills Redevel.)(1)                    6.250     05/01/2013   05/05/2011(B)        1,086,591
   4,095,000   Hanley/Eager Road, MO Transportation Devel. District(1)        6.750     12/01/2028   01/01/2010(A)        4,095,655
   1,170,000   Kansas City, MO Special Facilities (MCI Overhaul
               Base)(1)                                                       5.625     09/01/2017   09/01/2015(A)        1,217,900
   1,200,000   Kansas City, MO Tax Increment (Briarcliff West)(1)             5.150     06/01/2016   08/01/2013(B)        1,124,760
     150,000   Lake of the Ozarks, MO Community Bridge Corp.(1)               5.250     12/01/2026   03/24/2024(B)          103,473
      20,000   Lees Summit, MO Tax (Summitwoods Crossing)(1)                  6.250     05/01/2017   06/25/2015(B)           19,641
   1,000,000   Maplewood, MO Tax (Maplewood South Redevel.)(1)                5.200     11/01/2022   09/01/2012(B)          841,450


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MISSOURI CONTINUED
$     10,000   MO Environmental Improvement & Energy Resources
               Authority(1)                                                   5.100%    01/01/2011   01/01/2010(A) $         10,029
      35,000   MO Environmental Improvement & Energy Resources
               Authority(1)                                                   5.125     01/01/2019   01/01/2010(A)           35,119
     205,000   MO Environmental Improvement & Energy Resources
               Authority (Missouri-American Water Company)(1)                 5.900     03/01/2030   03/01/2030             205,021
     320,000   MO Environmental Improvement & Energy Resources
               Authority (St. Joseph Light & Power)(1)                        5.850     02/01/2013   02/01/2010(A)          320,662
      25,000   MO Environmental Improvement & Energy Resources
               Authority (Tri County Water Authority)(1)                      5.750     04/01/2019   06/14/2010(A)           25,010
     100,000   MO Environmental Improvement & Energy Resources
               Authority (Tri County Water Authority)(1)                      6.000     04/01/2022   04/10/2010(A)          100,042
      25,000   MO H&EFA (St. Lukes-Shawnee Mission Health System)(1)          5.375     11/15/2021   12/24/2019(A)           25,007
      30,000   MO HDC (Single Family Hsg.)(1)                                 6.100     09/01/2024   09/01/2010(A)           30,693
     560,000   MO HDC (Single Family Hsg.)(1)                                 6.450     09/01/2029   09/01/2010(A)          591,948
     430,000   MO HDC (Single Family Hsg.)(1)                                 6.950     09/01/2030   09/01/2010(A)          436,725
      10,000   MO HDC (Single Family Mtg.)(1)                                 6.200     09/01/2025   05/20/2010(C)           10,425
      15,000   MO HDC (Single Family-Homeownership Loan)(1)                   5.550     09/01/2018   03/01/2011(A)           15,469
      20,000   MO HDC (Truman Farm Villas)(3)                                 5.750     10/01/2011   10/01/2010(A)           20,043
      20,000   MO Higher Education Student Loan Authority(1)                  5.650     02/15/2010   02/15/2010              20,035
      10,000   MO Hsg. Devel. Commission (Single Family)(1)                   6.450     09/01/2027   09/01/2010(A)           10,011
     200,000   Raymore, MO Tax Increment(1)                                   5.000     03/01/2012   03/01/2012             194,636
     300,000   Raymore, MO Tax Increment(1)                                   5.000     03/01/2013   03/01/2013             285,063
     275,000   Raymore, MO Tax Increment(1)                                   5.125     03/01/2014   03/01/2014             257,697
     230,000   Raymore, MO Tax Increment(1)                                   5.125     03/01/2015   03/01/2015             210,011
   2,150,000   Richmond Heights, MO Tax Increment & Transportation
               Sales Tax(1)                                                   5.200     11/01/2021   07/21/2015(B)        1,833,800
      35,000   Sikeston, MO Electric(1)                                       5.000     06/01/2022   01/21/2020(B)           32,562
     500,000   St. Joseph, MO IDA (Shoppes at North Village)(1)               5.100     11/01/2019   06/06/2018(B)          455,235
     675,000   Strother, MO Interchange Transportation Devel.
               District (Lees Summit)(1)                                      5.000     05/01/2024   02/03/2012(B)          528,748
      10,000   University City, MO IDA (Canterbury Gardens)(1)                5.900     12/20/2020   12/20/2010(A)           10,000
                                                                                                                   ----------------
                                                                                                                         14,553,341
                                                                                                                   ----------------


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
MONTANA--0.4%
$    215,000   Crow, MT Finance Authority (Tribal)(1)                         5.700%    10/01/2027   06/14/2010(A) $        215,211
      15,000   MT Board of Hsg. (Single Family Mtg.)(1)                       5.450     06/01/2027   06/01/2010(A)           15,024
     945,000   MT Board of Hsg. (Single Family Mtg.)(1)                       5.600     12/01/2023   09/01/2010(C)          959,071
       5,000   MT Board of Hsg. (Single Family Mtg.)(1)                       5.750     06/01/2030   06/01/2010(A)            5,182
   2,665,000   MT Board of Hsg. (Single Family Mtg.)(1)                       5.750     12/01/2035   11/01/2010(C)        2,753,158
      10,000   MT Board of Hsg. (Single Family Mtg.)(1)                       5.900     06/01/2020   06/01/2010(A)           10,426
   2,255,000   MT Board of Hsg. (Single Family Mtg.)(1)                       6.000     12/01/2029   06/01/2010(A)        2,332,617
      10,000   MT Board of Hsg. (Single Family Mtg.)(1)                       6.250     12/01/2020   06/01/2010(A)           10,203
   2,330,000   MT Higher Education Student Assistance Corp.(1)                6.400     12/01/2032   12/01/2032           2,282,165
                                                                                                                   ----------------
                                                                                                                          8,583,057
                                                                                                                   ----------------
MULTI STATES--1.0%
  10,000,000   Centerline Equity Issuer Trust(1)                              6.000     04/30/2015   04/30/2015          10,365,600
   6,000,000   Munimae TE Bond Subsidiary(1)                                  5.125     11/29/2049   09/30/2015(D)        4,706,460
   8,000,000   Munimae TE Bond Subsidiary(1)                                  5.300     11/29/2049   09/30/2015(D)        5,671,040
   3,000,000   Munimae TE Bond Subsidiary(1)                                  5.500     11/29/2049   09/30/2015(B)        1,978,380
                                                                                                                   ----------------
                                                                                                                         22,721,480
                                                                                                                   ----------------
NEBRASKA--0.0%
      35,000   Dawson County, NE Sanitation & Improvement District
               (IBP)(1)                                                       5.550     02/01/2017   08/26/2015(B)           32,393
     125,000   NE Central Plains Gas Energy(1)                                5.000     12/01/2013   12/01/2013             133,750
      10,000   NE Investment Finance Authority (Kearney Plaza)(1)             7.500     12/01/2023   01/01/2010(A)           10,022
       5,000   NE Investment Finance Authority (Multifamily Hsg.)(3)          6.000     12/01/2015   06/01/2010(A)            5,004
      30,000   NE Investment Finance Authority (Multifamily Hsg.)(1)          6.200     06/01/2028   06/01/2010(A)           30,027
      20,000   NE Investment Finance Authority (Single Family Hsg.)(1)        5.350     09/01/2032   03/01/2012(A)           20,444
     105,000   Sarpy County, NE Sanitation & Improvement Districts
               No. 179 (Eagle Crest)(1)                                       5.700     10/01/2021   06/14/2010(A)          105,043
                                                                                                                   ----------------
                                                                                                                            336,683
                                                                                                                   ----------------
NEVADA--0.4%
     400,000   Clark County, NV Industrial Devel. (Southwest Gas
               Corp.)(1)                                                      5.450     03/01/2038   03/01/2013(D)          409,532
   5,200,000   Director of the State of NV Dept. of Business &
               Industry (Las Vegas Monorail)                                  5.625     01/01/2032   01/26/2031(B)        1,329,952


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*          VALUE
------------                                                                 ------    -----------   ----------    ----------------
NEVADA CONTINUED
$  2,500,000    Director of the State of NV Dept. of Business &
                Industry (Las Vegas Monorail)                                 5.625%    01/01/2034   07/15/2033(B) $        639,375
   5,455,000    Las Vegas, NV Paiute Tribe, Series A(1)                       6.125     11/01/2012   05/30/2010(B)        5,255,292
     200,000    Las Vegas, NV Paiute Tribe, Series A(1)                       6.625     11/01/2017   11/13/2015(B)          175,478
     100,000    Las Vegas, NV Special Improvement District
                (Sumerlin Village)(1)                                         5.375     06/01/2014   06/01/2014              92,552
     250,000    Las Vegas, NV Special Improvement District
                (Sumerlin Village)(1)                                         5.500     06/01/2015   06/01/2015             226,403
     110,000    NV Hsg. Division (Campaige Place)(3)                          5.450     10/01/2018   06/14/2010(A)          110,066
      45,000    NV Hsg. Division (Multi-Unit Hsg.)(3)                         5.550     10/01/2028   07/28/2024(A)           45,006
     290,000    NV Hsg. Division (Multi-Unit Hsg.)(1)                         5.900     10/01/2016   04/01/2010(A)          291,154
       5,000    NV Hsg. Division (Single Family Mtg.)(1)                      5.300     04/01/2028   04/01/2010(B)            4,913
      15,000    NV Hsg. Division (Single Family Mtg.)(1)                      5.650     04/01/2022   10/01/2010(A)           15,173
       5,000    NV Hsg. Division (Single Family Mtg.), Series
                B(1)                                                          5.650     10/01/2021   10/01/2010(A)            5,032
      15,000    Washoe, NV HFC (Washoe Mills Apartments)(1)                   6.125     07/01/2022   06/01/2010(A)           15,018
   1,510,000    West Wendover, NV (Recreation District)(1)                    5.400     12/01/2017   01/10/2016(B)        1,509,849
                                                                                                                   ----------------
                                                                                                                         10,124,795
                                                                                                                   ----------------
NEW HAMPSHIRE--3.6%
      15,000    Manchester, NH Hsg. & Redevel. Authority,
                Series A(1)                                                   6.000     01/01/2011   01/01/2011              14,919
   1,500,000    Manchester, NH Hsg. & Redevel. Authority,
                Series A(1)                                                   6.050     01/01/2012   01/01/2012           1,478,355
   4,235,000    Manchester, NH Hsg. & Redevel. Authority,
                Series A(1)                                                   6.750     01/01/2014   01/01/2014           4,148,310
     335,000    NH Business Finance Authority (Pennichuck Water
                Works)(1)                                                     6.300     05/01/2022   06/14/2010(A)          335,352
     525,000    NH Business Finance Authority (Public Service
                Company of New Hampshire)(1)                                  6.000     05/01/2021   05/01/2012(A)          530,880
  10,000,000    NH Business Finance Authority (Public Service
                Company of New Hampshire)(1)                                  6.000     05/01/2021   05/01/2012(A)       10,112,000
  26,100,000    NH Business Finance Authority (Public Service
                Company of New Hampshire)(1)                                  6.000     05/01/2021   05/01/2012(A)       26,392,320
   4,600,000    NH Business Finance Authority (Public Service
                Company of New Hampshire)(1)                                  6.000     05/01/2021   05/01/2012(A)        4,651,520
   5,000,000    NH Business Finance Authority (United
                Illuminating Company)(1)                                      6.875     12/01/2029   02/01/2012(D)        5,376,400
   7,000,000    NH Business Finance Authority (United
                Illuminating Company)(1)                                      7.125     07/01/2027   02/01/2012(D)        7,454,440


                  36 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*          VALUE
------------                                                                 ------    -----------   ----------    ----------------
NEW HAMPSHIRE CONTINUED
$ 15,000,000    NH HE&HFA (Concord Hospital)(1)                               6.000%    10/01/2026   06/01/2010(A) $     15,003,450
     130,000    NH HE&HFA (Dartmouth College)(1)                              5.550     06/01/2023   06/01/2010(A)          130,153
     125,000    NH HE&HFA (Franklin Pierce College)(1)                        5.250     10/01/2018   11/08/2016(B)           98,811
     150,000    NH HE&HFA (New Hampton School)(1)                             5.250     10/01/2018   09/03/2014(B)          146,799
      60,000    NH HFA (Prescott Hills Apartments)(1)                         6.150     07/01/2040   01/01/2010(A)           60,033
     190,000    NH HFA (Single Family Mtg.)(1)                                5.200     01/01/2024   07/01/2013(A)          189,962
      10,000    NH HFA (Single Family Mtg.)(1)                                5.450     07/01/2021   01/01/2012(A)           10,147
     845,000    NH HFA (Single Family Mtg.)(1)                                5.750     01/01/2037   07/23/2012(C)          878,504
      65,000    NH HFA (Single Family Mtg.)(3)                                5.850     07/01/2017   01/01/2010(A)           65,099
   3,405,000    NH HFA (Single Family Mtg.)(1)                                5.850     07/01/2021   03/01/2010(C)        3,541,677
      10,000    NH HFA (Single Family Mtg.)(3)                                6.150     07/01/2011   01/01/2010(A)           10,024
      50,000    NH HFA (Single Family Mtg.)(1)                                6.150     07/01/2029   12/01/2011(A)           51,173
     500,000    NH HFA (Single Family Mtg.)(1)                                6.300     07/01/2031   01/01/2012(A)          527,310
   1,000,000    NH IDA (Connecticut Light & Power Company)(1)                 5.900     11/01/2016   06/14/2010(A)        1,001,020
      35,000    NH IDA (Connecticut Light & Power Company)(1)                 5.900     08/01/2018   10/01/2012(A)           35,540
                                                                                                                   ----------------
                                                                                                                         82,244,198
                                                                                                                   ----------------
NEW JERSEY--2.3%
   3,550,000    NJ EDA (Continental Airlines)(1)                              6.625     09/15/2012   09/15/2012           3,486,526
   2,720,000    NJ EDA (Elizabethtown Water Company)(1)                       5.600     12/01/2025   12/01/2025           2,691,630
     320,000    NJ EDA (Hackensack Water Company)(1)                          5.800     03/01/2024   09/01/2010(A)          320,250
   1,750,000    NJ EDA (Masonic Charity Foundation of New
                Jersey)(1)                                                    6.000     06/01/2025   06/01/2013(A)        1,802,045
   1,030,000    NJ EDA (New Jersey American Water Company)(1)                 5.500     06/01/2023   06/01/2023           1,025,118
   4,670,000    NJ Health Care Facilities Financing Authority
                (Deborah Heart & Lung Center)(1)                              6.200     07/01/2013   01/01/2010(A)        4,674,016
   5,000,000    NJ Health Care Facilities Financing Authority
                (Deborah Heart & Lung Center)(1)                              6.300     07/01/2023   07/01/2010(A)        4,867,300
   1,195,000    NJ Health Care Facilities Financing Authority
                (Jersey Shore University Medical Center)(3)                   6.125     07/01/2011   01/01/2010(A)        1,197,844
   1,245,000    NJ Health Care Facilities Financing Authority
                (Jersey Shore University Medical Center)(1)                   6.125     07/01/2012   01/01/2010(A)        1,247,714
   1,345,000    NJ Health Care Facilities Financing Authority
                (Jersey Shore University Medical Center)(1)                   6.200     07/01/2013   01/01/2010(A)        1,347,784


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*          VALUE
------------                                                                 ------    -----------   ----------    ----------------
NEW JERSEY CONTINUED
$  1,430,000    NJ Health Care Facilities Financing Authority
                (Jersey Shore University Medical Center)(1)                   6.200%    07/01/2014   01/01/2010(A) $      1,432,688
     545,000    NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)(1)                               7.250     07/01/2014   03/02/2012(B)          537,032
  10,000,000    NJ Health Care Facilities Financing Authority
                (Virtual Health)(1)                                           6.000     07/01/2029   01/01/2014(A)       10,528,600
   2,560,000    NJ Higher Education Student Assistance
                Authority (Student Loans)(1)                                  6.000     06/01/2015   06/01/2010(A)        2,611,610
   1,150,000    NJ Higher Education Student Assistance
                Authority (Student Loans)(1)                                  6.100     06/01/2016   06/01/2010(A)        1,171,379
   4,950,000    NJ Tobacco Settlement Financing Corp.(1)                      4.500     06/01/2023   09/08/2012(B)        4,618,103
   8,695,000    Union County, NJ Utilities Authority (Ogden                   5.375     06/01/2013   06/01/2010(A)        8,748,126
                Martin Systems of Union)(1)
                                                                                                                   ----------------
                                                                                                                         52,307,765
                                                                                                                   ----------------
NEW MEXICO--0.5%
      30,000    Farmington, NM Hospital (San Juan Medical
                Center/Interface, Inc. Obligated Group)(1)                    5.000     06/01/2016   06/01/2010(A)           30,007
   3,545,000    Farmington, NM Pollution Control (Public
                Service Company of New Mexico)(1)                             5.700     12/01/2016   12/01/2010(A)        3,544,787
      25,000    Farmington, NM Pollution Control (Public
                Service Company of New Mexico)(1)                             6.300     12/01/2016   06/01/2010(A)           25,011
       5,000    Farmington, NM Pollution Control (Public
                Service Company of New Mexico)(1)                             6.300     12/01/2016   06/01/2010(A)            5,002
   5,665,000    Farmington, NM Pollution Control (Public
                Service Company of New Mexico)(1)                             6.375     04/01/2022   04/01/2022           5,666,643
      15,000    NM Mtg. Finance Authority (Bluffs at Tierra
                Contenta)(3)                                                  5.200     01/01/2019   10/01/2010(A)           15,005
      15,000    NM Mtg. Finance Authority (Rio Volcan
                Apartments)(1)                                                5.650     07/01/2018   01/01/2010(A)           15,011
      25,000    NM Mtg. Finance Authority (Single Family
                Mtg.)(1)                                                      5.000     09/01/2022   03/01/2012(B)           24,756
      10,000    NM Mtg. Finance Authority (Single Family
                Mtg.)(1)                                                      5.350     07/01/2023   07/01/2010(A)           10,031
       5,000    NM Mtg. Finance Authority (Single Family
                Mtg.)(1)                                                      5.875     09/01/2021   03/01/2010(A)            5,137
     495,000    NM Mtg. Finance Authority (Single Family
                Mtg.)(1)                                                      6.150     03/01/2032   01/01/2010(A)          495,455


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*          VALUE
------------                                                                 ------    -----------   ----------    ----------------
NEW MEXICO CONTINUED
$    345,000    NM Mtg. Finance Authority (Single Family
                Mtg.)(1)                                                      6.200%    09/01/2032   03/01/2013(A) $        354,156
     565,000    NM Mtg. Finance Authority (Single Family
                Mtg.)(1)                                                      6.450     03/01/2033   09/01/2011(A)          585,267
     100,000    NM Mtg. Finance Authority (Single Family
                Mtg.)(1)                                                      6.550     09/01/2031   09/01/2010(A)          105,940
     225,000    NM Regional Hsg. Authority (Washington Place
                Apartments)(1)                                                5.500     08/15/2020   10/30/2017(B)          171,950
      15,000    Santa Fe, NM Single Family Mtg. (FNMA & GNMA
                Mtg. Backed Securities), Series A(1)                          6.300     11/01/2028   06/14/2010(A)           15,018
     125,000    Villa Hermosa, NM Affordable Hsg. Corp. (Villa
                Hermosa Apartments)                                           5.900     05/20/2027   12/14/2022(B)          101,671
                                                                                                                   ----------------
                                                                                                                         11,170,847
                                                                                                                   ----------------
NEW YORK--0.0%
     500,000    NYC IDA (JFK International Airport)(1)                        8.000     08/01/2012   08/01/2012             503,980
                                                                                                                   ----------------
NORTH CAROLINA--0.5%
   2,000,000    Charlotte, NC Douglas International Airport,
                Series B(1)                                                   6.000     07/01/2028   07/01/2011(A)        2,021,200
      75,000    NC Eastern Municipal Power Agency, Series B(1)                5.500     01/01/2021   01/01/2010(A)           75,094
      30,000    NC Eastern Municipal Power Agency, Series B(1)                6.250     01/01/2023   01/01/2023              30,043
   2,950,000    NC HFA(1)                                                     5.750     03/01/2017   09/01/2010(A)        3,061,156
   1,720,000    NC HFA(1)                                                     6.000     07/01/2016   01/01/2010(A)        1,722,253
      15,000    NC HFA (Single Family)(1)                                     5.350     09/01/2028   03/01/2010(A)           15,005
      15,000    NC HFA (Single Family)(1)                                     5.375     09/01/2014   09/01/2010(A)           15,032
      85,000    NC HFA (Single Family)(1)                                     5.600     09/01/2019   09/01/2010(A)           87,795
   1,635,000    NC HFA (Single Family)(1)                                     6.250     09/01/2027   09/01/2010(A)        1,695,332
   1,240,000    NC HFA (Single Family)(1)                                     6.250     03/01/2028   09/01/2010(A)        1,278,750
   1,000,000    Piedmont Triad, NC Airport Authority(1)                       6.000     07/01/2021   01/01/2010(A)        1,010,870
                                                                                                                   ----------------
                                                                                                                         11,012,530
                                                                                                                   ----------------
NORTH DAKOTA--0.5%
      60,000    Fargo, ND Health System (Meritcare
                Hospital/Meritcare Med Group Obligated Group)(1)              5.375     06/01/2027   03/01/2011(A)           60,008
   3,370,000    Grand Forks, ND Health Care Facilities (United
                Health Resources)(1)                                          6.125     12/01/2014   01/01/2010(A)        3,375,021
   7,510,000    Grand Forks, ND Health Care System (Altru
                Health System)(1)                                             5.600     08/15/2017   02/15/2010(A)        7,513,605
     100,000    ND Board of Higher Education Student Services
                Facilities(1)                                                 5.500     08/01/2023   09/09/2021(B)           97,476
      60,000    ND HFA (Home Mtg.)(1)                                         5.150     07/01/2014   07/01/2010(A)           60,397
      25,000    ND HFA, Series C(1)                                           5.650     07/01/2013   07/01/2010(A)           25,806


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*          VALUE
------------                                                                 ------    -----------   ----------    ----------------
NORTH DAKOTA CONTINUED
$     50,000    Oliver County, ND Solid Waste (Square Butte
                Electric Cooperative)(1)                                      5.450%    01/01/2024   01/01/2011(A) $         50,106
      35,000    Williston, ND Health Facilities (Catholic
                Health Corp.)(3)                                              5.500     11/15/2014   05/15/2010(A)           35,133
                                                                                                                   ----------------
                                                                                                                         11,217,552
                                                                                                                   ----------------
OHIO--7.7%
     100,000    Adams County, OH Valley Local School District(1)              5.250     12/01/2021   06/14/2010(A)          100,104
      70,000    Akron, OH Economic Devel.(1)                                  5.000     12/01/2018   06/01/2010(A)           70,186
   5,000,000    Buckeye, OH Tobacco Settlement Financing
                Authority (TASC)(1)                                           0.000(6)  06/01/2037   01/06/2023(B)        3,331,950
 141,445,000    Buckeye, OH Tobacco Settlement Financing
                Authority (TASC)(1)                                           5.125     06/01/2024   10/02/2013(B)      127,581,976
   8,285,000    Buckeye, OH Tobacco Settlement Financing
                Authority (TASC)(1)                                           5.375     06/01/2024   10/02/2013(B)        7,669,010
      70,000    Centerville, OH GO(1)                                         5.625     12/01/2026   01/01/2010(A)           70,761
   1,210,000    Cleveland-Cuyahoga County, OH Port Authority
                (Cleveland Christian Home)(1)                                 5.250     11/15/2015   05/15/2012(B)        1,150,613
   1,915,000    Cleveland-Cuyahoga County, OH Port Authority
                (Port Cleveland)(1)                                           5.375     05/15/2018   05/15/2014(B)        1,790,314
     430,000    Cleveland-Cuyahoga County, OH Port Authority
                (Universal Heat Treating)(1)                                  6.500     11/15/2014   05/15/2010(C)          433,487
      50,000    Columbus, OH Sewer Improvement Bonds(1)                       6.000     09/15/2010   09/15/2010              50,585
       5,000    Cuyahoga County, OH Hospital (University
                Hospitals of Cleveland)(1)                                    9.000     06/01/2011   06/01/2010(C)            5,357
  14,750,000    Cuyahoga County, OH Hospital Facilities
                (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)               7.500     01/01/2030   07/01/2012(A)       14,916,528
     175,000    Cuyahoga County, OH Utility System (The Medical
                Center Company)(1)                                            5.850     08/15/2010   08/15/2010             175,628
   2,520,000    Dublin, OH Industrial Devel. (Dublin Health
                Care Corp.)(1)                                                7.500     12/01/2016   06/01/2014(B)        2,482,553
     100,000    Franklin County, OH Mtg. (Gateway Apartment
                Homes)(1)                                                     5.800     12/20/2028   12/20/2013(A)          103,661
      20,000    Franklin County, OH Mtg. (Villas at St.
                Therese)(1)                                                   5.500     07/01/2021   01/24/2020(B)           17,273
   1,625,000    Grove City, OH Tax Increment Financing(1)                     5.125     12/01/2016   06/12/2013(B)        1,461,314
      25,000    Lake County, OH Sewer District Improvements(1)                5.850     12/01/2016   12/01/2016              25,062
     125,000    Lorain County, OH Hospital (Catholic Healthcare
                Partners)(1)                                                  5.500     09/01/2027   09/01/2010(A)          125,039
     650,000    Lucas County, OH GO(1)                                        6.500     12/01/2016   06/01/2010(A)          653,172


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*          VALUE
------------                                                                 ------    -----------   ----------    ----------------
OHIO CONTINUED
$    200,000    Lucas County, OH Hospital (Toledo
                Hospital/Flower Hospital Obligated Group)(1)                  5.750%    11/15/2011   06/14/2010(A) $        200,626
      15,000    Muskingum County, OH Hospital Facilities
                (BHA/Careserve/PP/
                SSNH/BHC/BCG/Carelife/BCC Obligated Group)(1)                 5.400     12/01/2016   06/01/2010(A)           15,007
      20,000    Muskingum County, OH Hospital Facilities
                (FSCCHM)(1)                                                   5.375     02/15/2012   08/15/2010(A)           20,033
      35,000    OH Air Quality Devel. Authority (First Energy
                Solutions Corp.)(1)                                           7.250     11/01/2032   11/01/2012(D)           37,367
      45,000    OH Capital Corp. for Hsg. (The Conifers)(1)                   6.300     06/01/2028   06/01/2010(A)           45,041
     460,000    OH Economic Devel. (Astro Instrumentation)(1)                 5.450     06/01/2022   06/01/2014(A)          468,676
     240,000    OH Environmental Facilities (Ford Motor Company)              5.950     09/01/2029   09/01/2029             187,284
      45,000    OH HFA(1)                                                     5.250     09/01/2030   11/01/2011(B)           44,096
     745,000    OH HFA, Series D(1)                                           5.450     09/01/2031   08/01/2010(A)          761,725
      30,000    OH Water Devel. Authority(1)                                  9.375     12/01/2010   06/01/2010(A)           32,314
      60,000    Pike County, OH Hospital Facilities (Pike
                Health Services)(1)                                           6.750     07/01/2017   11/26/2013(A)           60,010
      10,000    Pleasant, OH Local School District(1)                         5.100     12/01/2018   06/01/2010(A)           10,012
   1,900,000    Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)(1)                            6.300     02/15/2024   12/19/2017(B)        1,551,711
   1,950,000    Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)(1)                            6.400     02/15/2034   02/27/2030(B)        1,487,675
     215,000    Scioto County, OH Marine Terminal Facility
                (Norfolk & Western Railway Company)(1)                        5.300     08/15/2013   05/19/2010(A)          215,363
      35,000    Toledo, OH Multifamily Hsg. (Commodore Perry)(1)              5.450     12/01/2028   12/01/2010(A)           35,116
      35,000    Toledo, OH Multifamily Hsg. (Hillcrest
                Apartments)(1)                                                5.250     12/01/2018   12/01/2010(A)           35,179
   5,530,000    Toledo-Lucas County, OH Port Authority (Bax
                Global)(1)                                                    6.250     11/01/2013   08/25/2011(B)        5,192,615
     670,000    Toledo-Lucas County, OH Port Authority
                (Creekside Devel. Company)(1)                                 6.600     11/15/2015   09/01/2012(B)          647,723
     575,000    Toledo-Lucas County, OH Port Authority
                (Woodsage Properties)(1)                                      5.400     05/15/2014   03/29/2012(B)          555,674
      90,000    Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)(1)              6.200     03/01/2020   05/21/2017(B)           75,165
      50,000    Wood County, OH Industrial Devel. (Schutz  Container
                System)(1)                                                    7.125     06/01/2013   06/01/2010(D)           50,290
                                                                                                                   ----------------
                                                                                                                        173,943,275
                                                                                                                   ----------------


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
OKLAHOMA--0.3%
$    230,000   Ardmore, OK Devel. Authority Tax(1)                            5.000%    11/01/2010   05/06/2010(A) $        230,283
      85,000   Cherokee County, OK EDA (NSU Student Hsg.)(1)                  5.250     12/01/2034   06/03/2030(B)           64,494
      65,000   Edmond, OK EDA Student Hsg. (Collegiate Hsg.
               Foundation)(1)                                                 5.375     12/01/2019   04/10/2016(B)           63,413
      95,000   OK HFA (Single Family Homeownership Loan
               Program)(1)                                                    5.300     09/01/2026   03/01/2011(C)           95,387
      10,000   OK HFA (Single Family Homeownership Loan
               Program)(1)                                                    5.400     09/01/2022   07/21/2010(A)           10,303
      75,000   OK HFA (Single Family Homeownership Loan
               Program)(1)                                                    5.500     09/01/2028   03/01/2012(A)           76,586
      20,000   OK HFA (Single Family Homeownership Loan
               Program)(1)                                                    5.750     03/01/2029   02/01/2010(A)           20,093
      65,000   OK HFA (Single Family Homeownership Loan
               Program)(1)                                                    5.850     09/01/2020   03/01/2011(A)           67,392
      15,000   OK HFA (Single Family Homeownership Loan
               Program)(1)                                                    6.200     09/01/2028   03/01/2011(A)           15,182
      30,000   OK HFA (Single Family Mtg.)(1)                                 5.250     03/01/2022   02/01/2012(A)           30,016
      10,000   OK HFA (Single Family Mtg.)(1)                                 5.350     09/01/2020   09/01/2010(A)           10,046
      10,000   OK HFA (Single Family Mtg.)(1)                                 5.350     09/01/2025   03/01/2013(A)           10,194
      40,000   OK HFA (Single Family Mtg.)(1)                                 5.400     09/01/2029   03/01/2010(C)           40,683
   2,620,000   Oklahoma City, OK Airport Trust(1)                             5.750     02/01/2018   02/01/2010(A)        2,622,803
   1,875,000   Oklahoma County, OK HFA (Single Family Mtg.)(1)                6.600     10/01/2035   02/01/2017(A)        1,994,869
     580,000   Tulsa, OK Airport Authority (Tulsa
               International Airport)(1)                                      6.125     06/01/2026   06/01/2010(A)          581,908
      10,000   Tulsa, OK Municipal Airport Trust (American
               Airlines)(1)                                                   6.250     06/01/2020   06/01/2020               8,495
                                                                                                                   ----------------
                                                                                                                          5,942,147
                                                                                                                   ----------------
OREGON--0.2%
      20,000   Klamath Falls, OR Airport(1)                                   5.500     07/01/2016   01/01/2010(A)           20,073
      25,000   Newberg, OR Public Safety(1)                                   5.250     12/01/2012   06/01/2010(A)           25,092
      75,000   Northern Wasco County, OR People's Utility
               District (Bonneville Power Administration)(1)                  5.200     12/01/2024   06/01/2010(A)           75,252
      15,000   OR Bond Bank (Economic Devel. Dept.)(1)                        5.500     01/01/2013   01/01/2010(A)           15,053
      45,000   OR Bond Bank (Economic Devel. Dept.)(3)                        6.000     01/01/2015   01/01/2010(A)           45,205
      25,000   OR GO(1)                                                       5.375     08/01/2028   02/21/2024(A)           25,004
      40,000   OR GO (Elderly & Disabled Hsg.)(1)                             5.450     08/01/2012   02/01/2010(A)           40,116
      35,000   OR GO (Elderly & Disabled Hsg.)(1)                             5.450     08/01/2013   02/01/2010(A)           35,092
      20,000   OR GO (Elderly & Disabled Hsg.)(1)                             5.550     08/01/2016   02/01/2010(A)           20,019
      25,000   OR GO (Elderly & Disabled Hsg.)(1)                             5.600     08/01/2019   02/01/2010(A)           25,018
      25,000   OR GO (Elderly & Disabled Hsg.)(1)                             5.700     08/01/2016   02/01/2010(A)           25,027


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
OREGON CONTINUED
$     15,000   OR GO (Elderly & Disabled Hsg.)(3)                             6.200%    08/01/2020   02/01/2010(A) $         15,017
      60,000   OR GO (Elderly & Disabled Hsg.)(1)                             6.300     08/01/2026   02/01/2010(A)           60,058
     225,000   OR GO (Veterans Welfare)(1)                                    6.000     04/01/2032   04/01/2010(A)          225,513
      20,000   OR Health & Science University(1)                              5.250     07/01/2015   01/01/2010(A)           20,026
      50,000   OR Hsg. & Community Services Dept.
               (Multifamily)(1)                                               5.700     07/01/2029   01/01/2010(A)           50,020
      20,000   OR Hsg. & Community Services Dept.
               (Multifamily)(1)                                               6.000     07/01/2031   01/01/2010(A)           20,011
      10,000   OR Hsg. & Community Services Dept.
               (Multifamily), Series A(1)                                     5.100     07/01/2021   07/01/2011(A)           10,073
     210,000   OR Hsg. & Community Services Dept.
               (Multifamily), Series A(1)                                     5.950     07/01/2030   07/01/2010(A)          210,830
      50,000   OR Hsg. & Community Services Dept.
               (Multifamily), Series A(1)                                     6.050     07/01/2042   07/01/2010(A)           50,151
      55,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series A(1)                                      5.800     07/01/2016   01/01/2010(A)           56,958
      20,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series A(3)                                      6.000     07/01/2011   10/01/2010(A)           20,046
       5,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series A(1)                                      6.200     07/01/2027   01/01/2010(A)            5,004
      20,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series B(1)                                      5.450     07/01/2029   11/10/2026(B)           19,867
      10,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series B(1)                                      6.200     07/01/2027   10/01/2010(A)           10,009
      15,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series C(3)                                      6.400     07/01/2026   01/01/2010(A)           15,016
   1,045,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series D(1)                                      6.375     07/01/2027   01/01/2010(A)        1,056,871
      15,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series E(1)                                      6.000     07/01/2027   10/15/2022(A)           15,174
      30,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series F(1)                                      5.250     07/01/2022   01/22/2020(C)           31,102
     155,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series F(1)                                      5.650     07/01/2028   08/02/2011(B)          154,988
      45,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series H(1)                                      5.650     07/01/2028   10/01/2010(A)           45,017
      30,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series H(3)                                      6.000     07/01/2027   10/01/2010(A)           30,021
       5,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series M(3)                                      5.700     07/01/2011   01/01/2010(A)            5,011
      95,000   OR Hsg. & Community Services Dept. (Single
               Family Mtg.), Series M(1)                                      6.200     07/01/2028   01/01/2010(A)           95,079
     120,000   OR Hsg. & Community Services Dept., Series B(1)                5.900     07/01/2019   01/01/2010(A)          120,106
      50,000   Port of Portland, OR Airport (Portland
               International Airport)(1)                                      5.500     07/01/2018   07/01/2010(A)           50,202
      60,000   Port Umatilla, OR Water(1)                                     6.450     08/01/2014   02/01/2010(A)           60,151


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
OREGON CONTINUED
$  1,000,000   Western Generation, OR Agency Cogeneration
               (Wauna Cogeneration)(1)                                        5.000%    01/01/2016   03/24/2015(B) $        951,680
                                                                                                                   ----------------
                                                                                                                          3,754,952
                                                                                                                   ----------------
PENNSYLVANIA--3.4%
   1,895,000   Allegheny County, PA Airport Authority
               (Pittsburgh International Airport)(1)                          6.000     01/01/2014   01/01/2011(A)        1,916,641
   3,530,000   Allegheny County, PA Redevel. Authority
               (Pittsburgh Mills)(1)                                          5.100     07/01/2014   07/01/2014           3,381,387
   6,480,000   Allegheny County, PA Redevel. Authority
               (Robinson Mall)(1)                                             7.000     11/01/2017   11/01/2010(A)        6,551,669
   8,000,000   Beaver County, PA IDA (First Energy General
               Corp.)(1)                                                      7.125     06/01/2028   06/01/2011(D)        8,385,760
   1,700,000   Bucks County, PA IDA (School Lane Foundation)(1)               4.600     03/15/2017   03/15/2017           1,632,323
   4,000,000   Carbon County, PA IDA (Panther Creek
               Partners)(1)                                                   6.650     05/01/2010   05/01/2010           4,026,800
   7,890,000   Chester County, PA H&EFA (Chester County
               Hospital)(1)                                                   5.875     07/01/2016   01/01/2010(A)        7,899,468
     800,000   Chester County, PA H&EFA (Chester County
               Hospital)(1)                                                   6.750     07/01/2021   01/01/2010(A)          807,104
   1,000,000   Clarion County, PA Hospital Authority (Clarion
               Hospital)(1)                                                   5.750     07/01/2012   01/01/2010(A)        1,027,310
     950,000   PA EDFA (Albert Einstein Healthcare)(1)                        6.250     10/15/2023   10/15/2019(A)        1,003,286
  12,300,000   PA EDFA (National Gypsum Company)(1)                           6.125     11/01/2027   11/01/2027           7,714,560
   8,120,000   PA EDFA (National Gypsum Company)(1)                           6.250     11/01/2027   11/01/2027           5,171,872
   1,300,000   PA EDFA (Northampton Generating)                               6.500     01/01/2013   12/24/2010(B)          771,160
   1,500,000   PA HEFA (California University of Pennsylvania
               Student Assoc.)(1)                                             6.750     09/01/2020   09/01/2012(A)        1,530,690
  10,000,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                      5.875     11/15/2016   07/17/2014(B)        9,582,400
   5,000,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                      5.875     11/15/2016   09/17/2014(B)        4,791,200
      20,000   PA St. Mary Hospital Authority (Franciscan
               Health)(1)                                                     7.000     06/15/2015   06/15/2010(A)           20,047
     455,000   Philadelphia, PA Authority for Industrial
               Devel. (Cathedral Village)(1)                                  4.750     04/01/2034   07/02/2024(B)          447,511
      25,000   Philadelphia, PA Authority for Industrial
               Devel. (Philadelphia Airport)(1)                               5.000     07/01/2015   07/01/2010(A)           25,149
  10,645,000   Philadelphia, PA H&HEFA (Temple University
               Hospital)(1)                                                   6.625     11/15/2023   05/15/2010(A)       10,645,106


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
PENNSYLVANIA CONTINUED
$     65,000   Pittsburgh, PA Urban Redevel. Authority, Series
               C(1)                                                           5.600%    04/01/2020   04/01/2010(A) $         65,043
                                                                                                                   ----------------
                                                                                                                         77,396,486
                                                                                                                   ----------------
RHODE ISLAND--2.6%
   3,110,000   Central Falls, RI Detention Facility(1)                        6.750     01/15/2013   05/17/2011(B)        3,017,478
      25,000   Providence, RI Public Building Authority,
               Series B(3)                                                    5.500     12/15/2014   06/14/2010(A)           25,095
     290,000   RI Clean Water Finance Agency (Triton Ocean)(1)                5.800     09/01/2022   09/01/2010(A)          290,128
      80,000   RI Health & Educational Building Corp. (Johnson
               & Wales University)(1)                                         6.100     04/01/2026   06/14/2010(A)           80,043
      50,000   RI Health & Educational Building Corp.
               (Lifespan)(1)                                                  5.250     05/15/2026   05/27/2025(B)           49,997
   1,635,000   RI Health & Educational Building Corp.
               (RIH/MHF/TMH/RIHF Obligated Group)(1)                          5.750     05/15/2023   05/15/2010(A)        1,635,834
      25,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
               Opportunity)(1)                                                5.200     04/01/2019   06/14/2010(A)           25,005
      25,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
               Opportunity)(1)                                                5.400     10/01/2026   02/22/2018(B)           24,759
     145,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
               Opportunity)(1)                                                6.500     04/01/2027   06/14/2010(A)          145,184
      25,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)(1)                  5.375     04/01/2024   10/01/2012(A)           25,223
      20,000   RI Student Loan Authority(3)                                   5.250     12/01/2011   06/01/2010(A)           20,039
  18,835,000   RI Student Loan Authority(5)                                   6.000     12/01/2023   06/01/2010(A)       18,957,177
     115,000   RI Student Loan Authority(1)                                   6.450     12/01/2015   06/01/2010(A)          116,124
   1,370,000   RI Tobacco Settlement Financing Corp. (TASC)(1)                6.250     06/01/2042   06/20/2026(B)        1,278,525
 350,000,000   RI Tobacco Settlement Financing Corp. (TASC)                   6.950(7)  06/01/2052   06/01/2052           7,619,500
   2,495,000   RI Tobacco Settlement Financing Corp. (TASC),
               Series A(1)                                                    6.000     06/01/2023   11/24/2010(C)        2,516,557
  24,345,000   RI Tobacco Settlement Financing Corp. (TASC),
               Series A(1)                                                    6.125     06/01/2032   09/25/2018(B)       23,144,305
                                                                                                                   ----------------
                                                                                                                         58,970,973
                                                                                                                   ----------------
SOUTH CAROLINA--1.1%
   1,050,000   Allendale County, SC School District Energy
               Savings Special Obligation(1)                                  7.000     12/01/2013   12/01/2013           1,083,516
     215,000   Charleston County, SC Hospital Facilities
               (Medical Society Health)(1)                                    5.000     10/01/2022   06/14/2010(A)          218,571
     530,000   Charleston County, SC Hospital Facilities
               (Medical Society Health)(1)                                    5.500     10/01/2019   06/14/2010(A)          540,234
     110,000   Georgetown County, SC Environmental Improvement
               (International Paper Company)(1)                               5.700     10/01/2021   10/01/2021             107,235


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
SOUTH CAROLINA CONTINUED
$    320,000   Greenville County, SC Airport (Donaldson                       6.125%    10/01/2017   01/25/2014(B) $        308,042
               Industrial Air Park)(1)
      20,000   Horry County, SC Airport(1)                                    5.700     07/01/2027   01/01/2010(A)           20,009
     210,000   Lee County, SC School Facilities, Series 2006(1)               6.000     12/01/2019   12/01/2017(A)          213,956
     270,000   Lee County, SC School Facilities, Series 2006(1)               6.000     12/01/2027   12/01/2017(A)          270,321
   1,090,000   Orangeburg County, SC Solid Waste (South
               Carolina Electric & Gas Company)(1)                            5.700     11/01/2024   06/14/2010(A)        1,090,327
     110,000   Piedmont, SC Municipal Power Agency(1)                         5.250     01/01/2021   01/01/2011(A)          110,231
   1,190,000   Richland County, SC Educational Facilities
               (Benedict College)(1)                                          6.250     07/01/2014   01/26/2013(B)        1,091,587
   2,335,000   Richland County, SC Environmental Improvement
               (International Paper Company)(1)                               6.100     04/01/2023   04/01/2014(A)        2,342,612
   1,630,000   SC Connector 2000 Assoc. Toll Road, Series B(3)                4.673(7)  01/01/2011   01/01/2011             462,920
   1,735,000   SC Connector 2000 Assoc. Toll Road, Series B                   5.604(7)  01/01/2021   01/01/2021             228,708
     720,000   SC Connector 2000 Assoc. Toll Road, Series B                   5.702(7)  01/01/2026   01/01/2026              68,314
     725,000   SC Educational Facilities Authority (Benedict
               College)(1)                                                    5.750     07/01/2017   03/02/2015(B)          602,294
      25,000   SC GO(1)                                                       5.250     06/01/2010   06/01/2010              25,105
      20,000   SC Hsg. Finance & Devel. Authority(3)                          5.950     07/01/2029   06/14/2010(A)           20,011
      90,000   SC Hsg. Finance & Devel. Authority, Series A(1)                5.400     07/01/2021   01/01/2011(A)           90,617
      10,000   SC Hsg. Finance & Devel. Authority, Series
               A-2(3)                                                         5.300     07/01/2019   06/14/2010(A)           10,005
      10,000   SC Ports Authority(1)                                          5.000     07/01/2017   07/01/2010(A)           10,045
      25,000   SC Ports Authority(1)                                          5.000     07/01/2018   07/01/2010(A)           25,083
     160,000   SC Ports Authority(1)                                          5.300     07/01/2026   07/01/2010(A)          160,517
  14,510,000   SC Tobacco Settlement Management Authority(3)                  5.000     06/01/2018   06/01/2010(A)       14,533,796
      80,000   SC Western Carolina Regional Sewer Authority(1)                5.500     03/01/2010   03/01/2010              80,700
                                                                                                                   ----------------
                                                                                                                         23,714,756
                                                                                                                   ----------------
SOUTH DAKOTA--1.2%
  15,930,000   SD Education Loans(1)                                          5.600     06/01/2020   06/01/2020          11,505,124
  10,460,000   SD Educational Enhancement Funding Corp.
               Tobacco Settlement(1)                                          6.500     06/01/2032   12/01/2015(B)       10,289,711
      45,000   SD H&EFA (Prairie Lakes Health Care System)(1)                 5.650     04/01/2022   04/01/2010(A)           45,022
   3,905,000   SD Hsg. Devel. Authority (Homeownership)(1)                    5.375     05/01/2018   05/01/2010(C)        4,005,280


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
SOUTH DAKOTA CONTINUED
$     25,000   SD Hsg. Devel. Authority (Homeownership)(1)                    5.375%    05/01/2018   05/01/2010(A) $         26,646
   1,240,000   SD Hsg. Devel. Authority (Homeownership)(1)                    5.750     05/01/2031   01/01/2011(C)        1,284,938
                                                                                                                   ----------------
                                                                                                                         27,156,721
                                                                                                                   ----------------
TENNESSEE--1.6%
      10,000   Blount County, TN Hospital,
               Series B(1)                                                    5.125     07/01/2019   01/23/2018(B)            9,952
      50,000   Columbia, TN Electric System(1)                                5.625     09/01/2017   09/01/2010(A)           50,204
       5,000   Memphis, TN HFC (Saint's Court Apartments)(3)                  6.000     09/01/2013   09/01/2010(A)            5,014
   7,330,000   Memphis-Shelby County, TN Airport Authority(1)                 6.000     03/01/2024   03/01/2011(A)        7,416,567
  15,170,000   Memphis-Shelby County, TN Airport Authority(1)                 6.125     03/01/2025   03/01/2010(A)       15,350,220
   2,400,000   Memphis-Shelby County, TN Airport Authority(1)                 6.250     03/01/2018   03/01/2010(A)        2,430,816
      40,000   Metropolitan Nashville, TN Airport Authority(1)                5.375     07/01/2016   07/01/2010(A)           40,338
      50,000   Shelby County, TN HE&HF (Christian Brothers
               University)(1)                                                 5.750     09/01/2012   09/01/2010(A)           50,048
      85,000   South Fulton, TN Industrial Devel. Board (Tyson
               Foods)(1)                                                      6.350     10/01/2015   11/16/2013(B)           80,375
     355,000   South Fulton, TN Industrial Devel. Board (Tyson
               Foods)(1)                                                      6.400     10/01/2020   11/14/2018(B)          316,138
   6,675,000   TN Energy Acquisition Corp.,
               Series A(1)                                                    5.000     09/01/2013   09/01/2013           7,061,216
   1,285,000   TN Energy Acquisition Corp.,
               Series C(1)                                                    5.000     02/01/2012   02/01/2012           1,366,893
     740,000   TN Energy Acquisition Corp.,
               Series C(1)                                                    5.000     02/01/2013   02/01/2013             788,588
      15,000   TN Hsg. Devel. Agency (Homeownership)(1)                       5.250     07/01/2022   01/01/2012(A)           15,150
      35,000   TN Hsg. Devel. Agency (Homeownership)(1)                       5.375     07/01/2023   07/01/2010(A)           35,148
      10,000   TN Hsg. Devel. Agency (Homeownership)(1)                       5.500     07/01/2013   01/01/2010(A)           10,015
      80,000   TN Hsg. Devel. Agency (Homeownership)(1)                       5.550     01/01/2021   01/01/2011(A)           80,680
      25,000   TN Hsg. Devel. Agency (Homeownership)(1)                       5.850     07/01/2023   01/01/2010(A)           25,655
      20,000   Unicoi County, TN HE&HF (Erwin Health Care
               Associates)(1)                                                 5.875     03/20/2016   06/14/2010(A)           20,036
                                                                                                                   ----------------
                                                                                                                         35,153,053
                                                                                                                   ----------------
TEXAS--9.0%
   3,040,000   Austin, TX Hsg. Finance Corp. (Austin Santa
               Maria Village)(1)                                              7.375     06/20/2035   12/20/2010(A)        3,244,166


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
TEXAS CONTINUED
$    605,000   Austin, TX Utility System                                      6.730%(7) 11/15/2014   11/15/2014    $        434,711
     105,000   Bexar County, TX HFC (American Opportunity
               Hsg.-Cinnamon Creek)(1)                                        5.750     12/01/2013   05/25/2011(B)           97,646
     120,000   Bexar County, TX HFC (Doral Club)(1)                           8.750     10/01/2036   10/01/2036              85,406
   1,085,000   Brazos River Authority, TX (Johnson County
               Surface Water and Treatment System)(1)                         5.800     09/01/2011   09/01/2010(A)        1,088,494
     150,000   Brazos River Authority, TX Pollution Control
               (TXU Energy Company)                                           6.750     10/01/2038   10/01/2038              80,157
   5,000,000   Brazos River, TX Harbor Navigation District
               (Dow Chemical Company)(1)                                      5.700     05/15/2033   05/15/2012(D)        5,128,750
  20,000,000   Brazos River, TX Harbor Navigation District
               (Dow Chemical Company)(1)                                      6.250     05/15/2033   06/15/2012(D)       20,785,800
     290,000   Brazos River, TX Harbor Navigation District
               (Dow Chemical Company)(1)                                      6.625     05/15/2033   05/15/2013(A)          291,705
  17,845,000   Capital Area, TX HFC (AHF Affordable Hsg.)                     0.540(9)  01/01/2039   01/01/2039           6,506,287
      25,000   Cass County, TX IDC (International Paper
               Company)(1)                                                    6.000     09/01/2025   09/01/2025              24,501
     285,000   Cass County, TX IDC (International Paper
               Company)(1)                                                    6.600     03/15/2024   03/15/2012(A)          288,058
      60,000   Collin County, TX HFC (Community College
               District Foundation)(1)                                        5.250     06/01/2023   07/07/2021(B)           39,455
       5,000   Connally, TX Consolidated Independent School
               District(1)                                                    5.625     08/15/2029   08/15/2010(A)            5,011
   2,500,000   Dallas-Fort Worth, TX International Airport(1)                 5.500     11/01/2020   11/01/2011(A)        2,546,450
  20,000,000   Dallas-Fort Worth, TX International Airport(1)                 5.500     11/01/2021   06/14/2010(A)       20,010,600
  10,250,000   Dallas-Fort Worth, TX International Airport(1)                 6.000     11/01/2023   06/14/2010(A)       10,284,850
   6,500,000   Dallas-Fort Worth, TX International Airport(1)                 6.000     11/01/2024   06/14/2010(A)        6,506,045
   5,320,000   Dallas-Fort Worth, TX International Airport(1)                 6.000     11/01/2032   06/14/2010(A)        5,323,298
   8,000,000   Dallas-Fort Worth, TX International Airport(1)                 6.100     11/01/2019   06/14/2010(A)        8,010,800
  12,500,000   Dallas-Fort Worth, TX International Airport(1)                 6.250     11/01/2028   06/14/2010(A)       12,545,000
   8,950,000   Dallas-Fort Worth, TX International Airport(1)                 6.250     11/01/2028   06/14/2010(A)        8,982,220
     100,000   De Soto, TX Park Devel. Corp.(1)                               5.250     02/15/2016   02/15/2016             100,172
     165,000   El Paso County, TX HFC (American Village
               Communities), Series A(1)                                      6.250     12/01/2020   09/05/2016(B)          162,939
     165,000   Fort Bend County, TX Municipal Utility District
               No. 23(1)                                                      6.125     09/01/2028   09/01/2010(A)          165,051


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
TEXAS CONTINUED
$     85,000   Grand Prairie, TX Metropolitan Utility &
               Reclamation District(1)                                        5.800%    04/01/2011   04/01/2011    $         85,028
   1,265,000   Grand Prairie, TX Metropolitan Utility &
               Reclamation District(3)                                        6.500     04/01/2012   06/14/2010(A)        1,266,088
   4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)(1)                  7.500     05/01/2025   10/01/2012(D)        4,729,387
     110,000   Gulf Coast, TX IDA (Valero Energy Corp.)(1)                    5.600     12/01/2031   12/01/2031             101,893
     340,000   Gulf Coast, TX IDA Solid Waste (Citgo Petroleum
               Corp.)(1)                                                      8.000     04/01/2028   04/01/2012(A)          343,077
      30,000   Gulf Coast, TX Waste Disposal Authority (Valero
               Energy Corp.)(1)                                               6.650     04/01/2032   04/01/2012(A)           30,263
   1,733,000   Harris County, TX HFC(1)                                       6.300     09/01/2032   09/01/2015(A)        1,793,516
  12,470,000   Harris County, TX HFDC (St. Lukes Episcopal
               Hospital)(1)                                                   6.750     02/15/2021   08/15/2010(A)       12,507,161
      40,000   Harris County, TX IDC (Continental Airlines)(1)                5.375     07/01/2019   08/09/2014(B)           33,695
      10,000   Harris County, TX Municipal Utility District(1)                6.500     03/01/2017   03/01/2017              10,005
   2,055,000   Harris County-Houston, TX Sports Authority(1)                  5.750     11/15/2019   11/15/2011(A)        2,091,826
   2,267,000   Heart of TX HFC (Waco Parkside Village)(1)                     7.400     09/20/2035   09/20/2015(A)        2,411,227
   2,227,000   Heart of TX HFC (Waco Robinson Garden)(1)                      7.375     06/20/2035   06/20/2010(A)        2,353,137
     920,000   Houston, TX Airport Special Facilities
               (Continental Airlines)(1)                                      5.500     07/15/2017   01/15/2010(A)          921,150
   4,560,000   Houston, TX Airport Special Facilities
               (Continental Airlines)(1)                                      6.125     07/15/2017   07/09/2013(B)        4,176,686
      50,000   Houston, TX Airport System (Continental
               Airlines)(1)                                                   5.375     07/15/2011   01/15/2010(A)           50,162
      10,000   Houston, TX Airport System (People Mover)(1)                   5.375     07/15/2012   01/15/2010(A)           10,027
      45,000   Houston, TX Airport System,
               Series A(1)                                                    5.000     07/01/2028   07/13/2027(B)           43,887
   8,000,000   Houston, TX Airport System,
               Series A(1)                                                    5.500     07/01/2023   07/01/2010(A)        8,028,880
      50,000   Houston, TX Airport System,
               Series A(1)                                                    6.000     07/01/2010   01/01/2010(A)           50,451
   3,900,000   Houston, TX Airport System,
               Series A(1)                                                    6.000     07/01/2011   07/01/2010(A)        3,933,306
     500,000   Houston, TX Airport System,
               Series B(1)                                                    5.200     07/01/2018   07/01/2010(A)          500,290
     825,000   Houston, TX HFC (Single Family Mtg.)(1)                        6.750     06/01/2033   12/30/2010(C)          850,080
   1,780,000   Houston, TX Hsg. Corp. (6800 Long Drive
               Apartments)(1)                                                 6.625     02/01/2020   02/01/2010(A)        1,781,566


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
TEXAS CONTINUED
$     25,000   Laredo, TX Airport(1)                                          6.600%    08/15/2011   08/15/2011    $         25,054
      80,000   Leander, TX Independent School District                        5.562(7)  08/15/2015   08/15/2015              58,349
      35,000   Lewisville, TX HFC (Lewisville Limited)(3)                     5.500     06/01/2017   10/01/2010(A)           35,029
      90,000   Lewisville, TX HFC (Lewisville Limited)(1)                     5.600     12/01/2029   10/01/2010(A)           90,023
     115,000   Lubbock, TX HFC (Las Colinas Quail Creek
               Apartments)(1)                                                 6.750     07/01/2012   04/13/2010(B)          108,687
      50,000   Matagorda County, TX Navigation District
               (Centerpoint Energy)(1)                                        5.250     11/01/2029   11/01/2029              45,465
   6,040,000   McLennan County, TX Public Facility Corp.(1)                   6.625     06/01/2035   12/01/2018(A)        6,452,049
      60,000   Metro, TX HFDC (Wilson N. Jones Memorial
               Hospital)(1)                                                   5.500     01/01/2012   09/02/2010(B)           59,732
      35,000   Metro, TX HFDC (Wilson N. Jones Memorial
               Hospital)(1)                                                   5.600     01/01/2017   12/30/2014(B)           32,895
      45,000   Midland County, TX Hospital District(1)                        5.375     06/01/2016   06/01/2010(A)           45,037
  16,000,000   Mission, TX EDC (Waste Management)(1)                          6.000     08/01/2020   08/01/2013(D)       17,246,080
      50,000   Montgomery County, TX Municipal Utility
               District No. 40 (Waterworks & Sewer)(1)                        5.000     03/01/2019   09/01/2010(A)           50,041
      20,000   Northampton, TX Municipal Utility District
               (Waterworks and Sewer)(3)                                      5.700     03/01/2014   09/01/2010(A)           20,083
     700,000   Permian Basin, TX HFC (Single Family Mtg.)(1)                  5.650     01/01/2038   12/01/2010(C)          731,304
     225,000   Permian Basin, TX HFC (Single Family Mtg.)(1)                  5.750     01/01/2038   07/01/2016(A)          226,940
  12,190,000   Sabine, TX River Authority Pollution Control
               (TXU Electric Company)                                         5.750     05/01/2030   11/01/2011(D)       11,166,406
     620,000   Sabine, TX River Authority Pollution Control
               (TXU Electric Company)                                         6.450     06/01/2021   06/01/2021             383,259
     260,000   Southeast TX HFC(1)                                            4.750     01/01/2037   10/01/2010(B)          257,423
      40,000   Southlake Parks, TX Devel. Corp.(1)                            5.375     08/15/2021   08/15/2010(A)           40,098
     235,000   Trinity, TX River Authority (TXU Energy Company)               6.250     05/01/2028   05/01/2028             125,650
      65,000   TX Dept. of Hsg. & Community Affairs(1)                        5.250     07/01/2018   01/01/2011(A)           65,368
      10,000   TX Dept. of Hsg. & Community Affairs(1)                        5.350     07/01/2033   01/02/2029(B)            9,875
      70,000   TX Dept. of Hsg. & Community Affairs (Pebble
               Brook Apartments)(1)                                           5.550     12/01/2024   12/01/2010(A)           70,176
      20,000   TX Dept. of Hsg. & Community Affairs
               (Residential Mtg.)(1)                                          5.250     07/01/2022   07/01/2011(A)           20,386
     155,000   TX Dept. of Hsg. & Community Affairs
               (Residential Mtg.)(1)                                          5.500     01/01/2021   01/01/2011(A)          155,902


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
TEXAS CONTINUED
$     55,000   TX Dept. of Hsg. & Community Affairs (Sugar
               Creek Apartments)(1)                                           6.000%    01/01/2042   10/31/2013(C) $         55,884
     105,000   TX Dormitory Finance Authority (Temple Junior
               College Foundation)                                            5.875     09/01/2022   04/17/2019(B)           57,538
      35,000   TX GO(1)                                                       6.000     12/01/2030   12/01/2010(A)           35,224
     500,000   TX Lower CO River Authority Pollution Control
               (Samsung Electronics Company)(1)                               6.950     04/01/2030   04/01/2011(A)          501,545
   1,365,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(2,8)               6.250     03/01/2010   02/28/2010(B)          682,254
   4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(2,8)               6.625     03/01/2020   03/11/2016(B)        2,239,950
   2,860,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(2,8)               6.750     03/01/2031   10/24/2026(B)        1,458,943
     125,000   TX Veterans Hsg. Assistance(1)                                 6.100     06/01/2021   06/01/2010(A)          125,551
      25,000   TX Water Devel. Board(1)                                       5.250     07/15/2015   07/15/2010(A)           25,091
     235,000   Victoria County, TX Hospital (Citizens Medical
               Center)(1)                                                     5.500     02/15/2019   02/15/2011(A)          236,788
      60,000   Washington County, TX HFDC (Trinity Community
               Medical Center of Brenham/Trinity Care Center
               Obligated Group)(1)                                            5.750     06/01/2024   07/11/2022(B)           53,933
                                                                                                                   ----------------
                                                                                                                        203,834,372
                                                                                                                   ----------------
U.S. POSSESSIONS--4.3%
   1,065,000   Puerto Rico Children's Trust Fund (TASC)(1)                    5.375     05/15/2033   10/31/2013(B)        1,021,857
     795,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                   5.600     10/01/2014   01/03/2013(C)          806,694
   1,590,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)               6.625     06/01/2026   06/01/2011(A)        1,604,930
     500,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
               Auxillio Obligated Group)(1)                                   6.250     07/01/2024   01/01/2010(A)          500,415
   2,950,000   Puerto Rico Public Buildings Authority(1)                      7.000     07/01/2021   07/01/2014(A)        3,183,286
  13,200,000   Puerto Rico Public Buildings Authority(1)                      7.000     07/01/2025   06/01/2014(A)       14,104,728
     500,000   Puerto Rico Public Finance Corp., Series A(1)                  5.000     08/01/2027   02/01/2012(D)          506,955
     175,000   Puerto Rico Public Finance Corp., Series A(1)                  5.250     08/01/2029   02/01/2012(A)          179,279
  14,315,000   Puerto Rico Public Finance Corp., Series A(1)                  5.250     08/01/2030   02/01/2012(D)       14,584,695
  22,450,000   Puerto Rico Public Finance Corp., Series A(1)                  5.750     08/01/2027   02/01/2012(D)       23,094,315
  21,000,000   Puerto Rico Sales Tax Financing Corp., Series
               A(1)                                                           6.125     08/01/2029   02/01/2014(A)       21,948,360


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
U.S. POSSESSIONS CONTINUED
$  9,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)             6.500%    08/01/2044   08/01/2019(A) $      9,711,630
   5,115,000   V.I.  Public Finance Authority, Series A(1)                    6.375     10/01/2019   10/01/2011(A)        5,215,510
                                                                                                                   ----------------
                                                                                                                         96,462,654
                                                                                                                   ----------------
UTAH--0.4%
   6,300,000   Carbon County, UT Solid Waste Disposal (Allied
               Waste Industries)(1)                                           7.500     02/01/2010   02/01/2010           6,319,215
   1,508,000   Eagle Mountain, UT Special Assessment                          6.250     05/01/2013   06/15/2011(B)        1,507,116
     915,000   Emery County, UT Pollution Control (Pacificorp)(1)             5.625     11/01/2023   06/14/2010(A)          922,229
     375,000   Emery County, UT Pollution Control (Pacificorp)(1)             5.650     11/01/2023   06/14/2010(A)          375,000
      30,000   Intermountain, UT Power Agency(3)                              5.000     07/01/2013   01/01/2010(A)           30,104
      75,000   UT HFA(1)                                                      5.950     01/01/2029   01/01/2010(A)           75,044
     550,000   UT HFA (Single Family Mtg.)(1)                                 6.125     01/01/2027   07/01/2010(A)          553,746
      55,000   UT State Building Ownership Authority, Series A(1)             5.750     08/15/2011   08/15/2010(A)           55,328
      10,000   UT University Campus Facilities System, Series A(3)            6.750     10/01/2014   06/14/2010(A)           10,016
      60,000   Utah County, UT Hospital (IHC Health Services)(1)              5.250     08/15/2026   08/15/2010(A)           60,233
                                                                                                                   ----------------
                                                                                                                          9,908,031
                                                                                                                   ----------------
VERMONT--0.0%
      25,000   Burlington, VT Airport(1)                                      5.600     07/01/2017   01/01/2010(A)           25,031
     100,000   Burlington, VT Airport, Series B(1)                            5.750     07/01/2017   01/01/2010(A)          100,125
      10,000   Burlington, VT Airport, Series B(1)                            5.850     07/01/2011   01/01/2010(A)           10,034
      40,000   VT HFA(1)                                                      5.400     02/15/2012   08/15/2010(A)           40,105
      25,000   VT HFA (Single Family)(1)                                      5.500     11/01/2021   05/01/2011(A)           25,619
      30,000   VT HFA (Single Family), Series 11A(1)                          5.900     05/01/2019   08/15/2010(C)           31,274
                                                                                                                   ----------------
                                                                                                                            232,188
                                                                                                                   ----------------
VIRGINIA--0.5%
     345,000   Norfolk, VA EDA, Series B(1)                                   5.625     11/01/2015   01/24/2013(B)          292,156
     100,000   Richmond, VA IDA (Virginia Commonwealth
               University Real Estate Foundation)(1)                          5.550     01/01/2031   01/01/2013(A)          100,906
     750,000   VA Gateway Community Devel. Authority(1)                       6.375     03/01/2030   09/02/2023(B)          702,735
   8,170,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)                      5.550     01/01/2027   01/01/2012(A)        8,257,582
     150,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)                      5.625     10/01/2020   10/01/2010(A)          151,092
     975,000   Watkins Centre, VA Community Devel. Auth.(1)                   5.400     03/01/2020   03/01/2015(A)          924,476
                                                                                                                   ----------------
                                                                                                                         10,428,947
                                                                                                                   ----------------


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
WASHINGTON--4.9%
$     10,000   Bellingham, WA Hsg. Authority (Cascade Meadows)(3)             5.200%    11/01/2027   12/13/2022(A) $         10,001
  15,000,000   Chelan County, WA Public Utility District No. 1
               (Chelan Hydro)(1)                                              6.050     07/01/2032   07/01/2013(A)       15,665,400
   5,000,000   Clark County, WA Public Utility District No. 1(1)              5.500     01/01/2025   01/01/2010(A)        5,010,500
      25,000   King County, WA Hsg. Authority (Cascadian Apartments)(1)       6.850     07/01/2024   01/01/2010(A)           25,210
     160,000   King County, WA Hsg. Authority (Fairwood Apartments)(1)        6.000     12/01/2025   06/01/2010(A)          162,862
      10,000   King County, WA Hsg. Authority (Rural Preservation)(1)         5.750     01/01/2028   12/18/2023(B)            8,270
     115,000   Pierce County, WA Hsg. Authority(1)                            5.800     12/01/2023   12/13/2021(B)           80,717
      15,000   Port Chelan County, WA GO(3)                                   6.000     12/01/2011   06/14/2010(A)           15,042
     100,000   Port Grays Harbor, WA GO(1)                                    6.375     12/01/2014   06/01/2010(A)          100,216
   5,000,000   Port of Seattle, WA Special Facility(1)                        6.000     09/01/2020   03/01/2010(A)        5,043,900
      45,000   Port of Seattle, WA Special Facility(1)                        6.000     09/01/2029   03/01/2011(A)           45,091
  47,110,000   Port of Seattle, WA Special Facility(1)                        6.250     09/01/2026   03/01/2011(A)       47,412,446
     245,000   Prosser, WA Water & Sewer(1)                                   5.400     09/01/2012   09/01/2010(A)          245,933
      50,000   Seattle, WA Municipal Light & Power(1)                         5.000     07/01/2014   01/01/2010(A)           50,133
      15,000   Seattle, WA Municipal Light & Power(1)                         5.000     07/01/2020   01/01/2010(A)           15,018
      50,000   Thurston County, WA GO(3)                                      5.500     11/01/2016   06/14/2010(A)           50,190
   1,500,000   Vancouver, WA Downtown Redevel. Authority
               (Conference Center)(1)                                         6.000     01/01/2028   03/01/2026(B)        1,273,170
      15,000   Vancouver, WA Hsg. Authority (Office
               Building)(1)                                                   5.500     03/01/2028   05/27/2020(B)           11,898
      25,000   WA COP (Dept. of General Administration)(1)                    5.500     10/01/2013   06/14/2010(A)           25,098
      20,000   WA COP (Dept. of General Administration)(1)                    5.600     10/01/2015   06/14/2010(A)           20,040
      30,000   WA COP (Dept. of General Administration)(1)                    5.600     10/01/2016   06/14/2010(A)           30,050
   1,955,000   WA EDFA (Lindal Cedar Homes)(1)                                5.800     11/01/2017   06/14/2010(A)        1,957,424
     775,000   WA Health Care Facilities Authority (Group
               Health Cooperative of Puget Sound)(1)                          6.250     12/01/2021   06/01/2010(A)          775,589
     125,000   WA Health Care Facilities Authority (Harrison
               Memorial Hospital)(1)                                          5.300     08/15/2014   08/15/2010(A)          125,129
     145,000   WA Health Care Facilities Authority (Harrison
               Memorial Hospital)(1)                                          5.400     08/15/2023   12/21/2019(B)          141,362
       5,000   WA Health Care Facilities Authority (Yakima
               Valley Memorial Hospital Assoc.)(1)                            5.375     12/01/2014   06/01/2010(A)            5,007
     725,000   WA HFC(1)                                                      5.000     06/01/2021   07/01/2010(C)          743,401
      10,000   WA HFC (Single Family)(3)                                      5.250     12/01/2017   06/01/2010(A)           10,011


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
WASHINGTON CONTINUED
$     85,000   WA HFC (Single Family)(3)                                      5.350%    06/01/2030   06/01/2010(A) $         85,014
  28,285,000   WA Tobacco Settlement Authority (TASC)(1)                      6.500     06/01/2026   07/03/2012(C)       28,482,146
   2,210,000   WA Tobacco Settlement Authority (TASC)(1)                      6.625     06/01/2032   07/29/2017(C)        2,206,000
                                                                                                                   ----------------
                                                                                                                        109,832,268
                                                                                                                   ----------------
WEST VIRGINIA--1.2%
      25,000   Harrison County, WV (Monongahela Power Company)(1)             6.750     08/01/2024   02/01/2010(A)           25,003
     275,000   Harrison County, WV (Monongahela Power Company)(1)             6.250     05/01/2023   05/01/2023             274,964
  25,650,000   Mason County, WV Pollution Control (Appalachian
               Power Company)(1)                                              6.050     12/01/2024   12/01/2011(A)       25,959,852
      20,000   Pleasants County, WV Pollution Control
               (Monongahela Power Company)(1)                                 5.500     04/01/2029   04/01/2029              19,240
      25,000   Pleasants County, WV Pollution Control (Potomac
               Edison Company)(1)                                             5.500     04/01/2029   04/01/2029              24,051
      25,000   Pleasants County, WV Pollution Control (West
               Penn Power Company)(1)                                         5.500     04/01/2029   04/01/2029              24,051
   1,790,000   WV Hsg. Devel. Fund(1)                                         5.250     11/01/2018   05/01/2010(A)        1,828,789
      30,000   WV Hsg. Devel. Fund(1)                                         5.300     11/01/2023   04/15/2010(C)           30,051
      50,000   WV Water Devel. Authority(1)                                   5.625     07/01/2030   07/01/2012(A)           50,469
                                                                                                                   ----------------
                                                                                                                         28,236,470
                                                                                                                   ----------------
WISCONSIN--1.0%
     240,000   Janesville, WI Industrial Devel. (Paramount
               Communications)(1)                                             7.000     10/15/2017   10/01/2010(A)          240,175
      50,000   Kenosha, WI Hsg. Authority Multifamily Hsg.
               (Glaser Financial Group)(1)                                    6.000     11/20/2041   05/20/2010(A)           50,012
     240,000   Madison, WI Industrial Devel. (Madison Gas &
               Electric Company)(1)                                           5.875     10/01/2034   04/01/2012(A)          242,261
      40,000   Milwaukee County, WI Airport(1)                                5.750     12/01/2025   12/01/2010(A)           40,321
      30,000   Milwaukee, WI Redevel. Authority (City Hall Square)(1)         6.300     08/01/2038   02/01/2010(A)           30,020
      25,000   Oak Creek, WI Hsg. Authority (Wood Creek)                      5.139(7)  01/20/2010   01/20/2010              24,979
      20,000   WI GO(1)                                                       5.000     05/01/2012   06/14/2010(A)           20,048
      10,000   WI GO(1)                                                       5.300     11/01/2016   06/14/2010(A)           10,021
   3,580,000   WI H&EFA (Agnesian Healthcare/Waupun Memorial
               Hospital Obligated Group)(1)                                   6.000     07/01/2030   07/01/2011(A)        3,591,170


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY     MATURITY*         VALUE
------------                                                                 ------    -----------   ----------    ----------------
WISCONSIN CONTINUED
$    125,000   WI H&EFA (AHC/AHCM/ASMC/HMH Obligated Group)(1)                5.625%    02/15/2020   02/15/2010(A) $        125,033
      25,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)(1)                5.750     08/15/2016   08/15/2010(A)           25,020
     300,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)(1)                5.875     08/15/2026   08/15/2010(A)          300,006
  12,650,000   WI H&EFA (Aurora Health Care/Aurora Medical
               Group/Aurora Health Care Metro Obligated
               Group)(1)                                                      6.500     04/15/2033   04/15/2013(A)       12,948,287
   3,500,000   WI H&EFA (Marshfield Clinic)(1)                                5.625     02/15/2017   02/15/2010(A)        3,501,540
      85,000   WI H&EFA (Marshfield Clinic)(1)                                5.750     02/15/2027   01/31/2023(B)           84,172
     200,000   WI H&EFA (Marshfield Clinic)(1)                                6.250     02/15/2018   02/15/2011(A)          202,218
     430,000   WI H&EFA (Medical College of Wisconsin)(1)                     5.500     12/01/2026   06/01/2010(A)          430,198
     525,000   WI H&EFA (Waukesha Memorial Hospital)(3)                       5.250     08/15/2019   08/15/2010(A)          525,210
     550,000   WI H&EFA (Wheaton Franciscan Services)(1)                      5.750     08/15/2022   10/23/2018(B)          534,595
     135,000   WI Hsg. & EDA(1)                                               5.750     03/01/2010   03/01/2010             135,386
     125,000   WI Hsg. & EDA (Home Ownership), Series C(1)                    6.000     09/01/2036   08/03/2010(C)          131,880
      10,000   WI Hsg. & EDA, Series B(1)                                     5.300     11/01/2018   01/01/2010(A)           10,005
                                                                                                                   ----------------
                                                                                                                         23,202,557
                                                                                                                   ----------------
WYOMING--0.0%
     445,000   Lincoln County, WY Pollution Control
               (PacifiCorp)(1)                                                5.625     11/01/2021   06/14/2010(A)          445,263
      85,000   WY Community Devel. Authority(1)                               5.600     06/01/2035   06/01/2018(A)           86,652
                                                                                                                   ----------------
                                                                                                                            531,915
Total Municipal Bonds and Notes (Cost $2,386,768,453)                                                                 2,331,130,643
                                                                                                                   ----------------
CORPORATE BONDS AND NOTES--0.0%
               Delta Air Lines, Inc., Sr. Unsec. Nts.,
      14,725   (Cost $14,579)                                                 8.000     12/01/2015           --               7,334

   SHARES
------------
COMMON STOCKS--0.0%
         114   Delta Air Lines, Inc.(8) (Cost $ 671)                                                                          1,297
TOTAL INVESTMENTS, AT VALUE (COST $2,386,783,703)-102.9%                                                              2,331,139,274
LIABILITIES IN EXCESS OF OTHER ASSETS-(2.9)                                                                             (66,049,457)
                                                                                                                   ----------------
NET ASSETS-100.0%                                                                                                  $  2,265,089,817
                                                                                                                   ================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

     Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

          (A.) Optional call date; corresponds to the most conservative yield calculation.

          (B.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

          (C.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

          (D.) Date of mandatory put.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $44,910,010, which represents 1.98% of the Fund's net assets. See accompanying Notes.

(4.) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(7.) Zero coupon bond reflects effective yield on the date of purchase.

(8.) Non-income producing security.

(9.) Represents the current interest rate for a variable or increasing rate security.

(10.) When-issued security or delayed delivery to be delivered and settled after December 31, 2009. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                               LEVEL 2--
                                                 OTHER       LEVEL 3--
                              LEVEL 1--       SIGNIFICANT    SIGNIFICANT
                             UNADJUSTED       OBSERVABLE     UNOBSERVABLE
                            QUOTED PRICES       INPUTS          INPUTS           VALUE
                            -------------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                     $   --       $   37,207,376    $        --   $   37,207,376
   Alaska                          --            7,459,338             --        7,459,338
   Arizona                         --           74,623,109             --       74,623,109
   Arkansas                        --            7,538,300             --        7,538,300
   California                      --          129,498,793             --      129,498,793
   Colorado                        --           17,169,523             --       17,169,523
   Connecticut                     --           10,869,637             --       10,869,637
   Delaware                        --            1,244,067             --        1,244,067
   District of Columbia            --           29,861,614             --       29,861,614
   Florida                         --          196,595,475             --      196,595,475
   Georgia                         --           75,305,012             --       75,305,012
   Hawaii                          --           29,519,229             --       29,519,229
   Idaho                           --            3,814,260             --        3,814,260
   Illinois                        --          203,279,491             --      203,279,491
   Indiana                         --            7,553,570             --        7,553,570
   Iowa                            --              974,165             --          974,165
   Kansas                          --           47,541,770             --       47,541,770
   Kentucky                        --           30,206,545             --       30,206,545
   Louisiana                       --           96,997,627             --       96,997,627
   Maine                           --            7,785,379             --        7,785,379
   Maryland                        --            6,147,580             --        6,147,580
   Massachusetts                   --           61,440,327     10,296,080       71,736,407


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

   Michigan                        --           49,190,478             --       49,190,478
   Minnesota                       --           66,495,697             --       66,495,697
   Mississippi                     --            9,038,208             --        9,038,208
   Missouri                        --           14,553,341             --       14,553,341
   Montana                         --            8,583,057             --        8,583,057
   Multi States                    --           22,721,480             --       22,721,480
   Nebraska                        --              336,683             --          336,683
   Nevada                          --           10,124,795             --       10,124,795
   New Hampshire                   --           82,244,198             --       82,244,198
   New Jersey                      --           52,307,765             --       52,307,765
   New Mexico                      --           11,170,847             --       11,170,847
   New York                        --              503,980             --          503,980
   North Carolina                  --           11,012,530             --       11,012,530
   North Dakota                    --           11,217,552             --       11,217,552
   Ohio                            --          173,943,275             --      173,943,275
   Oklahoma                        --            5,942,147             --        5,942,147
   Oregon                          --            3,754,952             --        3,754,952
   Pennsylvania                    --           77,396,486             --       77,396,486
   Rhode Island                    --           58,970,973             --       58,970,973
   South Carolina                  --           23,714,756             --       23,714,756
   South Dakota                    --           27,156,721             --       27,156,721
   Tennessee                       --           35,153,053             --       35,153,053
   Texas                           --          197,328,085      6,506,287      203,834,372
   U.S. Possessions                --           96,462,654             --       96,462,654
   Utah                            --            9,908,031             --        9,908,031
   Vermont                         --              232,188             --          232,188
   Virginia                        --           10,428,947             --       10,428,947
   Washington                      --          109,832,268             --      109,832,268
   West Virginia                   --           28,236,470             --       28,236,470
   Wisconsin                       --           23,202,557             --       23,202,557
   Wyoming                         --              531,915             --          531,915
Corporate Bonds and Notes          --                7,334             --            7,334
Common Stocks                   1,297                   --             --            1,297
                               ------       --------------    -----------   --------------
Total Assets                   $1,297       $2,314,335,610    $16,802,367   $2,331,139,274
                               ------       --------------    -----------   --------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
ACTS      Adult Communities Total Services
AHC       Aurora Health Center
AHCM      Aurora Health Care Metro
AHF       American Housing Foundation
AMCS      Aurora Medical Center of Sheboygan County
AS        Ambulatory Services
ASMC      Aurora Sinai Medical Center
AUS       Allegheny United Hospital
BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

BLMC      Bethesda Lutheran Medical Center
CC        Caritas Christi
CDA       Communities Devel. Authority
CH        Carney Hospital
CHHC      Community Health & Home Care
COP       Certificates of Participation
CRH       Columbus Regional Healthcare
CSAHS     The Sisters of Charity of St. Augustine Health System
DKH       Day Kimball Hospital
DLS       Diagnostic Laboratory Services
DRH       D.R. Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
FHA       Federal Housing Agency/Authority
FNMA      Federal National Mortgage Assoc.
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFH       Holy Family Hospital
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSJH      HealthEast St. Joseph's Hospital
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
JHF       Jewish Hospital Foundation
JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
LD&M      Locklando Door and Millwork
MCM       Managed Care Management
MCP       Medical College Of Pennsylvania
MHF       Miriam Hospital Foundation
NH        Northgate Housing
NSU       Northeastern State University
NYC       New York City
OHP       Oakwood Health Promotions
OHS       Oakwood Healthcare System
OUH       Oakwood United Hospitals
PHS       Pinnacle Health System
PP        Professionals PRN, Inc.
RIH       Rhode Island Hospital
RIHF      Rhode Island Hospital Foundation


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
SEMCB     St. Elizabeth's Medical Center of Boston
SLMC      St. Luke's Medical Center
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TMH       The Miriam Hospital
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
VRHS      Valley Regional Health System
WCNT      Wessex Corporation of New Tazewell

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities        $7,715,420

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $89,440,000 as of December 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2009, municipal bond holdings with a value of $140,405,365 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $89,440,000 in short-term floating rate notes issued and outstanding at that date.


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                 COUPON       MATURITY
   AMOUNT      INVERSE FLOATER(1)                                          RATE (2)       DATE        VALUE
------------   --------------------                                        ---------    --------   -----------
$ 12,035,000   AZ Health Facilities Authority ROLs(3)                       0.000%(4)     1/1/30   $12,938,588
   7,770,000   FL HFC ROLs(3)                                               0.000(4)      1/1/37     8,158,966
   7,425,000   GA George L. Smith II World Congress Center Authority
               ROLs(3)                                                      0.000(4)      7/1/20     7,582,410
   4,710,000   RI Student Loan Authority ROLs                              18.562        12/1/23     4,832,177
   7,025,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
               DRIVERS                                                      9.034        12/1/38     7,655,634
   3,805,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
               DRIVERS                                                     13.223         6/1/39     4,369,548
   1,800,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
               ROLs                                                        18.072        12/1/38     2,086,632
   1,570,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
               ROLs(3)                                                     18.106        12/1/38     1,832,347
   1,345,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)
               ROLs(3)                                                     19.264         6/1/38     1,509,063
                                                                                                   -----------
                                                                                                   $50,965,365
                                                                                                   ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 58-59 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) Less than 0.0005%.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $55,310,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of December 31, 2009 is as follows:

Cost                                $13,341,885
Market Value                        $ 7,378,007
Market Value as a % of Net Assets          0.33%


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,391,575,153
                                 ==============
Gross unrealized appreciation    $   55,714,089
Gross unrealized depreciation      (116,149,968)
                                 --------------
Net unrealized depreciation      $  (60,435,879)
                                 ==============


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010